WASATCH CORE GROWTH FUND (WGROX / WIGRX)	DECEMBER 31, 2025 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 99.2%

	Aerospace & Defense 2.1%
1,061,962	Loar Holdings, Inc.*	$72,213,416

	Application Software 9.9%
8,355,323	CCC Intelligent Solutions Holdings, Inc.*	66,424,818
2,400,504	Clearwater Analytics Holdings, Inc., Class A*	57,900,156
278,025	Guidewire Software, Inc.*	55,885,805
1,635,278	Procore Technologies, Inc.*	118,950,122
622,093	Q2 Holdings, Inc.*	44,890,231

		344,051,132

	Asset Management & Custody Banks 2.7%
517,436	Cohen & Steers, Inc.	32,484,632
459,903	Hamilton Lane, Inc., Class A	61,769,572

		94,254,204

	Automotive Parts & Equipment 1.6%
1,107,587	XPEL, Inc.*	55,279,667

	Automotive Retail 1.3%
1,576,120	Valvoline, Inc.*	45,802,047

	Broadline Retail 3.9%
1,597,544	Global-e Online Ltd.*	62,799,455
652,376	Ollie’s Bargain Outlet Holdings, Inc.*	71,506,933

		134,306,388

	Building Products 7.1%
443,187	AAON, Inc.	33,793,009
236,776	CSW Industrials, Inc.	69,500,859
508,401	Modine Manufacturing Co.*	67,876,618
941,053	Trex Co., Inc.*	33,012,139
469,279	UFP Industries, Inc.	42,727,853

		246,910,478

	Cargo Ground Transportation 1.9%
202,648	Saia, Inc.*	66,168,625

	Construction & Engineering 1.9%
789,891	Everus Construction Group, Inc.*	67,583,074

	Construction Machinery & Heavy Transportation Equipment 2.9%
912,877	Federal Signal Corp.	99,129,313

	Distributors 0.2%
22,854	Pool Corp.	5,227,852

	Electronic Equipment & Instruments 1.2%
337,438	Novanta, Inc.*	40,151,748

	Electronic Manufacturing Services 2.7%
203,307	Fabrinet*	92,561,611

	Environmental & Facilities Services 4.3%
1,525,522	Casella Waste Systems, Inc., Class A*	149,409,625

	Financial Exchanges & Data 1.1%
176,325	Morningstar, Inc.	38,317,186

	Health Care Facilities 3.1%
625,566	Ensign Group, Inc.	108,973,597

	Health Care Technology 1.4%
5,425,563	Certara, Inc.*	47,799,210

WASATCH CORE GROWTH FUND (WGROX / WIGRX)	DECEMBER 31, 2025 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Home Furnishing Retail 1.3%
4,167,455	Arhaus, Inc.* ‡‡	$46,717,171

	Home Improvement Retail 1.0%
595,297	Floor & Decor Holdings, Inc., Class A*	36,247,634

	Industrial Machinery & Supplies & Components 10.6%
423,383	Enpro, Inc.	90,659,002
271,594	Kadant, Inc.	77,409,722
273,303	RBC Bearings, Inc.*	122,557,264
361,856	Standex International Corp.	78,624,072

		369,250,060

	Insurance Brokers 1.0%
490,294	Goosehead Insurance, Inc., Class A	36,110,153

	Investment Banking & Brokerage 2.5%
1,246,975	Moelis & Co., Class A	85,717,061

	Life Sciences Tools & Services 2.7%
170,078	Medpace Holdings, Inc.*	95,524,309

	Managed Health Care 4.6%
1,735,668	HealthEquity, Inc.*	159,004,545

	Other Specialty Retail 1.7%
322,634	Five Below, Inc.*	60,771,340

	Packaged Foods & Meats 1.1%
640,364	Freshpet, Inc.*	39,017,379

	Personal Care Products 0.8%
998,830	BellRing Brands, Inc.*	26,698,726

	Property & Casualty Insurance 1.3%
706,628	RLI Corp.	45,210,059

	Regional Banks 2.6%
1,986,498	Bank OZK	91,418,638

	Research & Consulting Services 1.9%
785,288	ICF International, Inc.	66,985,066

	Restaurants 1.3%
189,751	Wingstop, Inc.	45,253,716

	Semiconductor Materials & Equipment 4.9%
669,379	Camtek Ltd.*	71,185,110
297,399	Nova Ltd.*	97,662,857

		168,847,967

	Soft Drinks & Non-Alcoholic Beverages 0.4%
284,782	Vita Coco Co., Inc.*	15,096,294

	Specialty Chemicals 2.1%
466,577	Balchem Corp.	71,554,249

	Trading Companies & Distributors 2.5%
685,767	SiteOne Landscape Supply, Inc.*	85,419,138

WASATCH CORE GROWTH FUND (WGROX / WIGRX)	DECEMBER 31, 2025 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Transaction & Payment Processing Services 5.6%
2,543,334	Paymentus Holdings, Inc., Class A*	$80,343,921
1,794,550	Shift4 Payments, Inc., Class A*	113,002,814

		193,346,735

	Total Common Stocks (cost $2,853,342,937)	3,446,329,413

	Total Investments (cost $2,853,342,937) 99.2%	3,446,329,413
	Other Assets less Liabilities 0.8%	28,349,076

	NET ASSETS 100.0%	$3,474,678,489

	*Non-income producing. ‡‡Affiliated company (see Note 6). See Notes to Schedules of Investments.

At December 31, 2025, the Wasatch Core Growth Fund’s investments were in the following countries:

Country	%
Israel	6.7
United States	93.3

TOTAL	100.0%

WASATCH EMERGING INDIA FUND (WAINX / WIINX)	DECEMBER 31, 2025 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 105.9%

	Asset Management & Custody Banks 6.6%
1,010,708	Kfin Technologies Ltd.	$12,195,476
371,830	Prudent Corporate Advisory Services Ltd.	10,542,700

		22,738,176

	Building Products 5.0%
758,023	Astral Ltd.	11,725,209
670,349	KRN Heat Exchanger & Refrigeration Ltd.*	5,434,432

		17,159,641

	Commodity Chemicals 1.1%
27,685	Solar Industries India Ltd.	3,775,018

	Computer & Electronics Retail 3.7%
2,375,020	Aditya Vision Ltd.	12,893,469

	Construction Machinery & Heavy Transportation Equipment 1.2%
387,371	Action Construction Equipment Ltd.	4,082,421

	Consumer Finance 24.0%
2,992,180	Bajaj Finance Ltd.	32,904,964
1,394,195	Cholamandalam Investment & Finance Co. Ltd.	26,444,655
3,904,760	Five-Star Business Finance Ltd.	23,706,450

		83,056,069

	Diversified Banks 8.6%
1,133,582	HDFC Bank Ltd.	12,522,558
702,212	Kotak Mahindra Bank Ltd.	17,225,579

		29,748,137

	Diversified Support Services 4.1%
3,756,710	CMS Info Systems Ltd.	14,190,160

	Electrical Components & Equipment 1.2%
50,576	Polycab India Ltd.	4,292,571

	Health Care Facilities 10.5%
3,119,474	Max Healthcare Institute Ltd.	36,283,911

	Health Care Services 4.2%
1,239,680	Vijaya Diagnostic Centre Ltd.	14,628,908

	Health Care Supplies 4.1%
721,050	Poly Medicure Ltd.	14,246,037

	Hotels, Resorts & Cruise Lines 4.5%
188,532	MakeMyTrip Ltd.*	15,482,248

	Industrial Machinery & Supplies & Components 5.4%
3,501,345	Elgi Equipments Ltd.	18,493,606

	Life Sciences Tools & Services 7.7%
373,127	Divi’s Laboratories Ltd.	26,520,613

	Managed Health Care 4.2%
2,839,284	Medi Assist Healthcare Services Ltd.*	14,511,381

WASATCH EMERGING INDIA FUND (WAINX / WIINX)	DECEMBER 31, 2025 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Regional Banks 9.8%
3,042,256	AU Small Finance Bank Ltd.	$33,674,962

	Total Common Stocks (cost $271,685,808)	365,777,328

	Total Investments (cost $271,685,808) 105.9%§	365,777,328
	Liabilities less Other Assets (5.9%)	(20,228,031)

	NET ASSETS 100.0%	$345,549,297

	*Non-income producing. §The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 94.22%. See Notes to Schedules of Investments.

At December 31, 2025, the Wasatch Emerging India Fund’s investments were in the following countries:

Country	%
India	100.0

TOTAL	100.0%

WASATCH EMERGING MARKETS SELECT FUND (WAESX / WIESX)	DECEMBER 31, 2025 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 100.5%

	Airport Services 6.3%
303,772	Grupo Aeroportuario del Centro Norte SAB de CV	$4,108,155
382,150	Grupo Aeroportuario del Pacifico SAB de CV, Class B	10,039,143

		14,147,298

	Apparel Retail 1.4%
67,743	Trent Ltd.	3,230,721

	Asset Management & Custody Banks 2.6%
478,238	Kfin Technologies Ltd.	5,770,549

	Broadline Retail 10.7%
7,208	MercadoLibre, Inc.*	14,518,786
75,124	Sea Ltd., ADR*	9,583,569

		24,102,355

	Construction & Engineering 1.7%
122,973	United Integrated Services Co. Ltd.	3,725,255

	Consumer Finance 12.3%
1,482,768	Bajaj Finance Ltd.	16,305,980
427,993	Cholamandalam Investment & Finance Co. Ltd.	8,118,037
549,189	Five-Star Business Finance Ltd.	3,334,218

		27,758,235

	Diversified Banks 6.2%
542,327	Inter & Co., Inc., Class A	4,598,933
562,922	NU Holdings Ltd., Class A*	9,423,314

		14,022,247

	Electrical Components & Equipment 7.9%
171,710	Voltronic Power Technology Corp.	5,285,715
1,428,702	WEG SA	12,621,082

		17,906,797

	Electronic Equipment & Instruments 4.9%
313,007	Chroma ATE, Inc.	7,741,744
170,125	Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	3,307,134

		11,048,878

	Food Retail 2.6%
178,102	BBB Foods, Inc., Class A*	5,946,826

	Health Care Facilities 4.9%
942,363	Max Healthcare Institute Ltd.	10,961,020

	Hotels, Resorts & Cruise Lines 6.3%
71,176	MakeMyTrip Ltd.*	5,844,973
116,774	Trip.com Group Ltd.	8,372,857

		14,217,830

	Industrial Machinery & Supplies & Components 1.2%
529,638	Elgi Equipments Ltd.	2,797,472

	Interactive Media & Services 3.9%
113,200	Tencent Holdings Ltd.	8,687,368

	IT Consulting & Other Services 4.5%
18,459	EPAM Systems, Inc.*	3,781,880
598,575	FPT Corp.	2,177,858
64,271	Globant SA*	4,201,395

		10,161,133

WASATCH EMERGING MARKETS SELECT FUND (WAESX / WIESX)	DECEMBER 31, 2025 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Life Sciences Tools & Services 5.5%
175,398	Divi’s Laboratories Ltd.	$12,466,700

	Property & Casualty Insurance 2.7%
586,219	Qualitas Controladora SAB de CV	6,076,234

	Regional Banks 3.2%
661,326	AU Small Finance Bank Ltd.	7,320,268

	Semiconductors 9.0%
28,893	Alchip Technologies Ltd.	3,225,192
40,831	ASPEED Technology, Inc.	9,393,996
33,991	Jentech Precision Industrial Co. Ltd.	2,963,827
112,108	LEENO Industrial, Inc.*	4,700,755

		20,283,770

	Technology Hardware, Storage & Peripherals 2.7%
124,988	Asia Vital Components Co. Ltd.	5,998,755

	Total Common Stocks (cost $154,034,767)	226,629,711

	Total Investments (cost $154,034,767) 100.5%§	226,629,711
	Liabilities less Other Assets (0.5%)	(1,026,619)

	NET ASSETS 100.0%	$225,603,092

*Non-income producing.

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 65.83%.

ADR American Depositary Receipt.

See Notes to Schedules of Investments.

At December 31, 2025, the Wasatch Emerging Markets Select Fund’s investments were in the following countries:

Country	%
Brazil	11.8
China	9.0
India	33.6
Mexico	11.5
Singapore	4.2
South Korea	2.1
Taiwan	16.9
United States	9.9
Vietnam	1.0

TOTAL	100.0%

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX / WIEMX)	DECEMBER 31, 2025 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 104.0%

	Airport Services 4.6%
392,825	Grupo Aeroportuario del Centro Norte SAB de CV	$5,312,491

	Alternative Carriers 0.8%
74,143	Chief Telecom, Inc.	885,957

	Asset Management & Custody Banks 5.9%
264,279	Kfin Technologies Ltd.	3,188,862
127,015	Prudent Corporate Advisory Services Ltd.	3,601,326

		6,790,188

	Automotive Retail 1.6%
54,858	Aldrees Petroleum & Transport Services Co.	1,870,275

	Building Products 1.8%
257,541	KRN Heat Exchanger & Refrigeration Ltd.*	2,087,851

	Commercial & Residential Mortgage Finance 2.7%
193,580	Aavas Financiers Ltd.*	3,155,835

	Communications Equipment 4.0%
121,012	Accton Technology Corp.	4,566,627

	Computer & Electronics Retail 0.9%
198,279	Aditya Vision Ltd.	1,076,414

	Construction & Engineering 3.1%
116,016	United Integrated Services Co. Ltd.	3,514,505

	Consumer Finance 8.3%
404,693	Cholamandalam Financial Holdings Ltd.	8,169,049
226,332	Five-Star Business Finance Ltd.	1,374,099

		9,543,148

	Diversified Banks 7.4%
548,176	Inter & Co., Inc., Class A	4,648,532
271,072	Optima bank SA	2,453,226
26,636	TBC Bank Group PLC	1,455,661

		8,557,419

	Diversified Support Services 1.6%
1,778,109	Frontken Corp. Bhd.	1,826,941

	Electrical Components & Equipment 1.7%
63,575	Voltronic Power Technology Corp.	1,957,017

	Electronic Equipment & Instruments 7.4%
244,616	Chroma ATE, Inc.	6,050,198
8,158	Park Systems Corp.	1,184,668
63,140	Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	1,227,406

		8,462,272

	Electronic Manufacturing Services 2.6%
6,522	Fabrinet*	2,969,336

	Food Retail 1.8%
63,474	BBB Foods, Inc., Class A*	2,119,397

	Health Care Services 4.5%
46,980	Diagnostyka SA	2,234,018
247,984	Vijaya Diagnostic Centre Ltd.	2,926,348

		5,160,366

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX / WIEMX)	DECEMBER 31, 2025 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Human Resource & Employment Services 3.3%
3,850	Benefit Systems SA*	$3,756,990

	Industrial Machinery & Supplies & Components 3.7%
209,830	Elgi Equipments Ltd.	1,108,292
205,230	Shenzhen Envicool Technology Co. Ltd., Class A	3,138,747

		4,247,039

	Insurance Brokers 1.6%
61,233	Rasan Information Technology Co.*	1,891,103

	Interactive Media & Services 1.9%
806,018	Baltic Classifieds Group PLC	2,205,539

	IT Consulting & Other Services 2.4%
363,857	FPT Corp.	1,323,859
22,285	Globant SA*	1,456,770

		2,780,629

	Life & Health Insurance 3.5%
291,359	Discovery Ltd.	4,004,075

	Managed Health Care 0.4%
79,637	Medi Assist Healthcare Services Ltd.*	407,019

	Packaged Foods & Meats 2.1%
5,629,549	Cisarua Mountain Dairy Tbk. PT	1,907,464
20,469	Kri-Kri Milk Industry SA	457,048

		2,364,512

	Pharmaceuticals 0.7%
378,000	Consun Pharmaceutical Group Ltd.	760,843

	Property & Casualty Insurance 1.8%
202,052	Qualitas Controladora SAB de CV	2,094,294

	Regional Banks 7.2%
741,998	AU Small Finance Bank Ltd.	8,213,232

	Semiconductor Materials & Equipment 3.6%
133,697	Anji Microelectronics Technology Shanghai Co. Ltd., Class A	4,168,924

	Semiconductors 8.3%
24,401	ASPEED Technology, Inc.	5,613,942
23,050	Jentech Precision Industrial Co. Ltd.	2,009,833
44,502	LEENO Industrial, Inc.*	1,865,995

		9,489,770

	Technology Hardware, Storage & Peripherals 2.8%
100,000	AURAS Technology Co. Ltd.	3,212,562

	Total Common Stocks (cost $83,854,474)	119,452,570

	Total Investments (cost $83,854,474) 104.0%§	119,452,570
	Liabilities less Other Assets (4.0%)	(4,570,556)

	NET ASSETS 100.0%	$114,882,014

	*Non-income producing. §The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 77.19%. See Notes to Schedules of Investments.

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX / WIEMX)	DECEMBER 31, 2025 (UNAUDITED)

Schedule of Investments (continued)

At December 31, 2025, the Wasatch Emerging Markets Small Cap Fund’s investments were in the following countries:

Country	%
Brazil	3.9
China	7.8
Greece	2.4
India	29.6
Indonesia	1.6
Malaysia	1.5
Mexico	8.0
Poland	5.0
Saudi Arabia	3.1
South Africa	3.3
South Korea	2.6
Taiwan	23.3
United Kingdom	3.1
United States	3.7
Vietnam	1.1

TOTAL	100.0%

WASATCH FRONTIER EMERGING SMALL COUNTRIES FUND (WAFMX / WIFMX)	DECEMBER 31, 2025 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 102.1%

	Aerospace & Defense 1.7%
15,986	Theon International PLC	$500,703

	Airport Services 5.8%
126,600	Grupo Aeroportuario del Centro Norte SAB de CV	1,712,114

	Asset Management & Custody Banks 1.7%
12,356	Georgia Capital PLC*	515,137

	Automotive Retail 1.7%
14,317	Aldrees Petroleum & Transport Services Co.	488,110

	Broadline Retail 10.6%
695	MercadoLibre, Inc.*	1,399,911
13,569	Sea Ltd., ADR*	1,730,997

		3,130,908

	Computer & Electronics Retail 4.8%
250,850	FPT Digital Retail JSC*	1,425,934

	Consumer Finance 17.5%
250,851	Bajaj Finance Ltd.	2,758,605
37,710	Cholamandalam Financial Holdings Ltd.	761,206
86,844	Cholamandalam Investment & Finance Co. Ltd.	1,647,230

		5,167,041

	Distillers & Vintners 2.4%
143,360	Ginebra San Miguel, Inc.	718,841

	Diversified Banks 26.3%
175,762	Banca Transilvania SA	1,221,589
142,406	Commercial International Bank - Egypt (CIB)	307,501
1,196	Credicorp Ltd.	343,252
398,744	HD Bank*	449,740
109,488	Inter & Co., Inc., Class A	928,458
2,673	Lion Finance Group PLC	334,188
1,257,390	Military Commercial Joint Stock Bank	1,206,783
104,681	NU Holdings Ltd., Class A*	1,752,360
5,805	TBC Bank Group PLC	317,244
664,200	Vietnam Technological & Commercial Joint Stock Bank	881,391

		7,742,506

	Diversified Support Services 1.4%
411,302	Frontken Corp. Bhd.	422,598

	Electronic Manufacturing Services 2.2%
1,396	Fabrinet*	635,571

	Food Retail 1.1%
9,323	BBB Foods, Inc., Class A*	311,295

	Health Care Facilities 1.6%
2,331	Akdital Holding	301,731
2,451	Dr. Sulaiman Al Habib Medical Services Group Co.	167,939

		469,670

	Health Care Services 1.8%
11,120	Diagnostyka SA	528,784

	Human Resource & Employment Services 1.7%
514	Benefit Systems SA*	501,583

	Insurance Brokers 3.0%
28,557	Rasan Information Technology Co.*	881,947

WASATCH FRONTIER EMERGING SMALL COUNTRIES FUND (WAFMX / WIFMX)	DECEMBER 31, 2025 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Interactive Media & Services 1.0%
110,444	Baltic Classifieds Group PLC	$302,212

	IT Consulting & Other Services 1.3%
487	Elm Co.	97,117
77,238	FPT Corp.	281,023

		378,140

	Life & Health Insurance 3.5%
74,508	Discovery Ltd.	1,023,945

	Marine Ports & Services 3.6%
110,890	International Container Terminal Services, Inc.	1,064,130

	Packaged Foods & Meats 1.8%
1,269,700	Cisarua Mountain Dairy Tbk. PT	430,213
4,595	Kri-Kri Milk Industry SA	102,601

		532,814

	Property & Casualty Insurance 1.6%
45,022	Qualitas Controladora SAB de CV	466,659

	Semiconductor Materials & Equipment 2.4%
6,714	Camtek Ltd.*	714,000

	Wireless Telecommunication Services 1.6%
2,200,900	Safaricom PLC	483,686

	Total Common Stocks (cost $25,592,970)	30,118,328

	Total Investments (cost $25,592,970) 102.1%§	30,118,328
	Liabilities less Other Assets (2.1%)	(631,275)

	NET ASSETS 100.0%	$29,487,053

*Non-income producing.

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 47.40%.

ADR American Depositary Receipt.

See Notes to Schedules of Investments.

At December 31, 2025, the Wasatch Frontier Emerging Small Countries Fund’s investments were in the following countries:

Country	%
Brazil	8.9
Cyprus	1.7
Egypt	1.0
Greece	0.3
India	17.2
Indonesia	1.4
Israel	2.4
Kenya	1.6
Malaysia	1.4
Mexico	8.3
Morocco	1.0
Peru	1.1
Philippines	5.9
Poland	3.4
Romania	4.1
Saudi Arabia	5.4
Singapore	5.7
South Africa	3.4
United Kingdom	4.9
United States	6.8
Vietnam	14.1

TOTAL	100.0%

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX / WIGOX)	DECEMBER 31, 2025 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 101.9%

	Application Software 8.2%
109,729	Clearwater Analytics Holdings, Inc., Class A*	$2,646,663
6,291	Guidewire Software, Inc.*	1,264,554
57,419	nCino, Inc.*	1,472,223
32,185	Q2 Holdings, Inc.*	2,322,470
547,376	Rakus Co. Ltd.	3,633,628
83,594	Technology One Ltd.	1,550,374

		12,889,912

	Asset Management & Custody Banks 4.3%
25,704	Cohen & Steers, Inc.	1,613,697
15,605	Hamilton Lane, Inc., Class A	2,095,908
162,288	Kfin Technologies Ltd.	1,958,211
68,700	Netwealth Group Ltd.	1,171,096

		6,838,912

	Automotive Parts & Equipment 0.9%
28,068	XPEL, Inc.*	1,400,874

	Automotive Retail 1.7%
90,055	Valvoline, Inc.*	2,616,998

	Biotechnology 0.2%
107,860	C4 Therapeutics, Inc.*	206,013
105,596	Sangamo Therapeutics, Inc.*	44,350

		250,363

	Broadline Retail 1.6%
22,430	Ollie’s Bargain Outlet Holdings, Inc.*	2,458,552

	Building Products 5.1%
19,169	AAON, Inc.	1,461,636
63,080	Carel Industries SpA	1,812,406
23,707	Modine Manufacturing Co.*	3,165,121
43,251	Trex Co., Inc.*	1,517,245

		7,956,408

	Cargo Ground Transportation 2.7%
12,879	Saia, Inc.*	4,205,251

	Consumer Finance 3.7%
140,874	Cholamandalam Financial Holdings Ltd.	2,843,653
503,288	Five-Star Business Finance Ltd.	3,055,546

		5,899,199

	Diversified Support Services 1.9%
269,500	Japan Elevator Service Holdings Co. Ltd.	2,986,720

	Drug Retail 2.1%
143,900	Sugi Holdings Co. Ltd.	3,382,922

	Electrical Components & Equipment 1.4%
70,897	Voltronic Power Technology Corp.	2,182,409

	Environmental & Facilities Services 2.5%
39,550	Casella Waste Systems, Inc., Class A*	3,873,527

	Health Care Facilities 5.5%
30,843	Ensign Group, Inc.	5,372,851
289,721	Max Healthcare Institute Ltd.	3,369,866

		8,742,717

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX / WIGOX)	DECEMBER 31, 2025 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Health Care Services 1.0%
133,051	Vijaya Diagnostic Centre Ltd.	$1,570,075

	Home Furnishing Retail 1.2%
166,403	Arhaus, Inc.*	1,865,378

	Home Improvement Retail 0.9%
23,880	Floor & Decor Holdings, Inc., Class A*	1,454,053

	Homebuilding 1.1%
18,350	LGI Homes, Inc.*	788,316
55,164	Smith Douglas Homes Corp.*	925,100

		1,713,416

	Human Resource & Employment Services 1.6%
11,458	Paylocity Holding Corp.*	1,747,345
82,140	SMS Co. Ltd.	707,343

		2,454,688

	Industrial Machinery & Supplies & Components 7.1%
7,628	Kadant, Inc.	2,174,133
11,749	RBC Bearings, Inc.*	5,268,604
17,365	Standex International Corp.	3,773,067

		11,215,804

	Insurance Brokers 0.9%
19,241	Goosehead Insurance, Inc., Class A	1,417,100

	Interactive Media & Services 0.8%
66,957	Hemnet Group AB	1,251,817

	Investment Banking & Brokerage 1.2%
326,003	AJ Bell PLC	1,938,791

	IT Consulting & Other Services 0.9%
19,432	Persistent Systems Ltd.	1,356,628

	Life Sciences Tools & Services 3.5%
46,607	Divi’s Laboratories Ltd.	3,312,669
3,797	Medpace Holdings, Inc.*	2,132,585

		5,445,254

	Managed Health Care 3.9%
67,536	HealthEquity, Inc.*	6,186,973

	Other Specialty Retail 1.7%
14,169	Five Below, Inc.*	2,668,873

	Packaged Foods & Meats 2.2%
56,334	Freshpet, Inc.*	3,432,431

	Personal Care Products 1.2%
72,671	BellRing Brands, Inc.*	1,942,496

	Pharmaceuticals 0.3%
123,187	Esperion Therapeutics, Inc.*	455,792

	Regional Banks 5.9%
585,793	AU Small Finance Bank Ltd.	6,484,187
62,682	Bank OZK	2,884,626

		9,368,813

	Research & Consulting Services 1.6%
62,727	BayCurrent, Inc.	2,600,892

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX / WIGOX)	DECEMBER 31, 2025 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Semiconductor Materials & Equipment 3.8%
22,503	Camtek Ltd.*	$2,393,082
10,731	Nova Ltd.*	3,523,953

		5,917,035

	Semiconductors 6.1%
24,348	ASPEED Technology, Inc.	5,601,749
49,742	LEENO Industrial, Inc.*	2,085,711
29,075	Melexis NV	1,951,594

		9,639,054

	Specialty Chemicals 1.6%
16,311	Balchem Corp.	2,501,455

	Trading Companies & Distributors 7.3%
54,505	Diploma PLC	3,877,930
331,300	MonotaRO Co. Ltd.	5,275,359
153,409	OEM International AB, Class B	2,422,817

		11,576,106

	Transaction & Payment Processing Services 4.3%
63,079	Paymentus Holdings, Inc., Class A*	1,992,666
74,949	Shift4 Payments, Inc., Class A*	4,719,538

		6,712,204

	Total Common Stocks (cost $118,761,863)	160,369,892

	Total Investments (cost $118,761,863) 101.9%§	160,369,892
	Liabilities less Other Assets (1.9%)	(2,931,610)

	NET ASSETS 100.0%	$157,438,282

	*Non-income producing. §The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 40.67%. See Notes to Schedules of Investments.

At December 31, 2025, the Wasatch Global Opportunities Fund’s investments were in the following countries:

Country	%
Australia	1.7
Belgium	1.2
India	14.9
Israel	3.7
Italy	1.1
Japan	11.6
South Korea	1.3
Sweden	2.3
Taiwan	4.9
United Kingdom	3.6
United States	53.7

TOTAL	100.0%

WASATCH GLOBAL SELECT FUND (WAGSX / WGGSX)	DECEMBER 31, 2025 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 98.2%

	Aerospace & Defense 4.1%
2,054	HEICO Corp., Class A	$518,491

	Application Software 11.1%
3,929	Descartes Systems Group, Inc.*	344,680
726	HubSpot, Inc.*	291,344
2,158	Manhattan Associates, Inc.*	374,003
5,446	Procore Technologies, Inc.*	396,142

		1,406,169

	Broadline Retail 6.3%
3,728	Dollarama, Inc.	557,183
124	MercadoLibre, Inc.*	249,768

		806,951

	Building Products 1.4%
5,234	Trex Co., Inc.*	183,609

	Cargo Ground Transportation 2.9%
1,119	Saia, Inc.*	365,376

	Consumer Finance 3.8%
43,325	Bajaj Finance Ltd.	476,444

	Distributors 2.0%
1,102	Pool Corp.	252,082

	Diversified Banks 2.8%
21,226	NU Holdings Ltd., Class A*	355,323

	Drug Retail 2.5%
13,300	Sugi Holdings Co. Ltd.	312,668

	Electrical Components & Equipment 3.5%
50,300	WEG SA	444,348

	Electronic Equipment & Instruments 4.1%
11,080	Halma PLC	525,911

	Environmental & Facilities Services 3.0%
6,270	Rollins, Inc.	376,325

	Financial Exchanges & Data 2.9%
1,671	Morningstar, Inc.	363,125

	Home Improvement Retail 2.0%
4,107	Floor & Decor Holdings, Inc., Class A*	250,075

	Hotels, Resorts & Cruise Lines 2.3%
4,117	Trip.com Group Ltd.	295,195

	Industrial Machinery & Supplies & Components 4.4%
1,257	RBC Bearings, Inc.*	563,676

	Interactive Media & Services 3.3%
4,205	Scout24 SE	422,350

	Life Sciences Tools & Services 3.0%
5,421	Divi’s Laboratories Ltd.	385,306

	Managed Health Care 4.2%
5,878	HealthEquity, Inc.*	538,484

	Movies & Entertainment 1.7%
370	Spotify Technology SA*	214,863

WASATCH GLOBAL SELECT FUND (WAGSX / WGGSX)	DECEMBER 31, 2025 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Property & Casualty Insurance 4.1%
9,481	Definity Financial Corp.	$524,493

	Research & Consulting Services 6.7%
8,917	BayCurrent, Inc.	369,732
6,148	UL Solutions, Inc., Class A	484,831

		854,563

	Semiconductor Materials & Equipment 3.3%
701	ASM International NV	424,382

	Semiconductors 7.6%
2,200	ASPEED Technology, Inc.	506,154
513	Monolithic Power Systems, Inc.	464,963

		971,117

	Trading Companies & Distributors 2.9%
22,776	MonotaRO Co. Ltd.	362,667

	Transaction & Payment Processing Services 2.3%
4,639	Shift4 Payments, Inc., Class A*	292,118

	Total Common Stocks (cost $10,523,051)	12,486,111

	Total Investments (cost $10,523,051) 98.2%§	12,486,111
	Other Assets less Liabilities 1.8%	231,218

	NET ASSETS 100.0%	$12,717,329

	*Non-income producing. §The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 35.58%. See Notes to Schedules of Investments.

At December 31, 2025, the Wasatch Global Select Fund’s investments were in the following countries:

Country	%
Brazil	6.4
Canada	11.4
China	2.4
Germany	3.4
India	6.9
Japan	8.4
Netherlands	3.4
Sweden	1.7
Taiwan	4.0
United Kingdom	4.2
United States	47.8

TOTAL	100.0%

WASATCH GLOBAL SMALL CAP VALUE (WACVX / WGCVX)	DECEMBER 31, 2025 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 93.3%

	Advertising 1.1%
1,326	4imprint Group PLC	$68,249

	Aerospace & Defense 1.3%
6,306	Mildef Group AB	81,557

	Agricultural & Farm Machinery 1.8%
662	Alamo Group, Inc.	111,130

	Apparel, Accessories & Luxury Goods 0.9%
24,000	Li Ning Co. Ltd.	57,668

	Asset Management & Custody Banks 7.9%
3,200	Integral Corp.	67,689
11,183	MA Financial Group Ltd.	81,159
15,247	P10, Inc., Class A	149,573
7,578	Patria Investments Ltd.	120,415
5,540	Pollen Street Group Ltd.	70,345

		489,181

	Broadline Retail 1.3%
35,894	B&M European Value Retail SA	81,368

	Cargo Ground Transportation 2.0%
369	Saia, Inc.*	120,486

	Commercial & Residential Mortgage Finance 1.3%
2,419	Merchants Bancorp	82,391

	Commodity Chemicals 1.1%
5,095	Gulf Oil Lubricants India Ltd.	68,126

	Communications Equipment 2.9%
236,000	Plover Bay Technologies Ltd.	181,357

	Construction & Engineering 1.4%
1,125	Limbach Holdings, Inc.*	87,581

	Construction Machinery & Heavy Transportation Equipment 1.1%
4,027	Metso OYJ	70,066

	Construction Materials 1.2%
7,200	GCC SAB de CV	73,018

	Copper 1.2%
21,514	Arizona Sonoran Copper Co., Inc.*	74,924

	Distributors 0.9%
359	Inter Cars SA	56,020

	Diversified Banks 1.8%
18,120	City Union Bank Ltd.	58,650
903	TBC Bank Group PLC	49,349

		107,999

	Diversified Support Services 1.3%
4,105	Healthcare Services Group, Inc.*	78,488

	Electronic Components 0.9%
214	Littelfuse, Inc.	54,125

	Electronic Equipment & Instruments 2.1%
10,520	Blackline Safety Corp.*	49,436
2,500	Jeol Ltd.	80,349

		129,785

WASATCH GLOBAL SMALL CAP VALUE (WACVX / WGCVX)	DECEMBER 31, 2025 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Food Retail 1.1%
2,400	Halows Co. Ltd.	$70,720

	Health Care Equipment 2.3%
144,065	AOTI, Inc.*	53,478
2,656	Axogen, Inc.*	86,931

		140,409

	Health Care Facilities 2.4%
163,000	Chaoju Eye Care Holdings Ltd.	57,596
5,196	CVS Group PLC	89,932

		147,528

	Health Care Supplies 3.0%
274,300	Riverstone Holdings Ltd.	185,512

	Heavy Electrical Equipment 1.5%
4,525	R&S Group Holding AG	89,927

	Homebuilding 2.6%
1,088	Champion Homes, Inc.*	91,936
1,603	LGI Homes, Inc.*	68,865

		160,801

	Human Resource & Employment Services 3.2%
2,501	Barrett Business Services, Inc.	90,561
13,300	Insource Co. Ltd.	72,809
4,197	SMS Co. Ltd.	36,142

		199,512

	Industrial Machinery & Supplies & Components 0.9%
366	Krones AG	57,982

	Internet Services & Infrastructure 0.9%
4,200	User Local, Inc.	52,264

	Investment Banking & Brokerage 5.2%
1,843	Flow Traders Ltd.*	54,445
30,183	FRP Advisory Group PLC	54,518
2,636	Marex Group PLC	101,117
4,100	Nuvama Wealth Management Ltd.	67,518
2,597	Perella Weinberg Partners	44,928

		322,526

	IT Consulting & Other Services 5.5%
12,000	Acer E-Enabling Service Business, Inc.	80,636
4,531	Hackett Group, Inc.	88,943
8,200	System Support Holdings, Inc.	75,664
21,895	ULS Group, Inc.	95,064

		340,307

	Leisure Products 1.5%
2,081	YETI Holdings, Inc.*	91,918

	Life Sciences Tools & Services 0.9%
93	Medpace Holdings, Inc.*	52,233

	Oil & Gas Drilling 1.0%
7,106	Odfjell Drilling Ltd.	61,483

	Oil & Gas Equipment & Services 1.0%
1,401	Cactus, Inc., Class A	63,998

	Oil & Gas Exploration & Production 0.8%
1,230	Matador Resources Co.	52,201

WASATCH GLOBAL SMALL CAP VALUE (WACVX / WGCVX)	DECEMBER 31, 2025 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Other Specialty Retail 1.2%
11,236	Watches of Switzerland Group PLC*	$71,217

	Pharmaceuticals 1.2%
181	Virbac SACA	75,894

	Regional Banks 3.7%
1,921	Plumas Bancorp	85,849
6,000	Regional SAB de CV	47,534
1,117	Western Alliance Bancorp	93,906

		227,289

	Research & Consulting Services 4.7%
1,800	BayCurrent, Inc.	74,634
7,510	Elixirr International PLC	83,617
12,500	Rise Consulting Group, Inc.	67,719
12,100	SIGMAXYZ Holdings, Inc.	63,805

		289,775

	Semiconductors 4.1%
861	Elmos Semiconductor SE	97,142
1,222	Melexis NV	82,024
11,937	X-Fab Silicon Foundries SE*	72,157

		251,323

	Specialized Finance 1.3%
9,069	Burford Capital Ltd.	80,895

	Specialty Chemicals 0.8%
6,500	Allied Supreme Corp.	47,756

	Steel 1.9%
4,080	Hill & Smith PLC	117,108

	Trading Companies & Distributors 7.1%
2,184	ADENTRA, Inc.	54,069
1,306	DXP Enterprises, Inc.*	143,386
114,457	Emeco Holdings Ltd.*	94,229
2,652	Global Industrial Co.	77,491
795	IMCD NV	72,156

		441,331

	Total Common Stocks (cost $5,802,783)	5,765,428

	Total Investments (cost $5,802,783) 93.3%§	5,765,428
	Other Assets less Liabilities 6.7%	414,583

	NET ASSETS 100.0%	$6,180,011

	*Non-income producing. §The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 49.85%. See Notes to Schedules of Investments.

WASATCH GLOBAL SMALL CAP VALUE (WACVX / WGCVX)	DECEMBER 31, 2025 (UNAUDITED)

Schedule of Investments (continued)

At December 31, 2025, the Wasatch Global Small Cap Value Fund’s investments were in the following countries:

Country	%
Australia	3.0
Belgium	1.4
Brazil	2.1
Canada	3.1
China	2.0
Finland	1.2
France	2.6
Germany	2.7
Hong Kong	3.1
India	3.4
Japan	13.1
Mexico	2.1
Netherlands	2.2
Norway	1.1
Poland	1.0
Singapore	3.2
Sweden	1.4
Switzerland	1.6
Taiwan	2.2
United Kingdom	13.7
United States	33.8

TOTAL	100.0%

WASATCH GLOBAL VALUE FUND (FMIEX / WILCX)	DECEMBER 31, 2025 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 97.5%

	Apparel, Accessories & Luxury Goods 2.1%
45,000	PVH Corp.	$3,015,900

	Broadline Retail 1.6%
126,000	Alibaba Group Holding Ltd.	2,313,480

	Cargo Ground Transportation 1.9%
38,400	ArcBest Corp.	2,848,896

	Consumer Staples Merchandise Retail 2.4%
27,000	Dollar General Corp.	3,584,790

	Diversified Banks 18.0%
55,000	Citigroup, Inc.	6,417,950
175,000	ING Groep NV, ADR	4,900,000
19,000	JPMorgan Chase & Co.	6,122,180
47,500	Toronto-Dominion Bank	4,476,777
162,000	United Overseas Bank Ltd.	4,412,153

		26,329,060

	Diversified Metals & Mining 2.7%
40,000	Rio Tinto Ltd.	3,902,223

	Electric Utilities 9.0%
40,000	Duke Energy Corp.	4,688,400
58,000	Evergy, Inc.	4,204,420
99,000	Exelon Corp.	4,315,410

		13,208,230

	Food Retail 2.5%
90,000	Koninklijke Ahold Delhaize NV	3,690,620

	Health Care Services 2.0%
17,000	Quest Diagnostics, Inc.	2,950,010

	Integrated Oil & Gas 8.1%
24,000	Chevron Corp.	3,657,840
69,000	Suncor Energy, Inc.	3,062,533
78,000	TotalEnergies SE	5,085,443

		11,805,816

	Integrated Telecommunication Services 6.8%
130,000	AT&T, Inc.	3,229,200
17,000,000	Telkom Indonesia Persero Tbk. PT	3,557,001
77,000	Verizon Communications, Inc.	3,136,210

		9,922,411

	IT Consulting & Other Services 2.3%
42,500	Amdocs Ltd.	3,421,675

	Managed Health Care 1.2%
43,000	Centene Corp.*	1,769,450

	Multi-Line Insurance 2.8%
87,000	AXA SA	4,174,347

	Other Specialized REITs 2.9%
151,000	VICI Properties, Inc.	4,246,120

	Paper & Plastic Packaging Products & Materials 2.0%
68,000	Sonoco Products Co.	2,967,520

	Paper Products 1.9%
95,000	UPM-Kymmene OYJ	2,746,394

WASATCH GLOBAL VALUE FUND (FMIEX / WILCX)	DECEMBER 31, 2025 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Pharmaceuticals 9.8%
29,000	Johnson & Johnson	$6,001,550
36,000	Novartis AG	4,960,652
187,000	Shionogi & Co. Ltd.	3,384,666

		14,346,868

	Rail Transportation 2.8%
17,500	Union Pacific Corp.	4,048,100

	Reinsurance 2.5%
5,500	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,619,475

	Retail REITs 2.6%
185,000	Kimco Realty Corp.	3,749,950

	Semiconductors 1.9%
75,000	Intel Corp.*	2,767,500

	Technology Hardware, Storage & Peripherals 2.3%
40,000	Samsung Electronics Co. Ltd.	3,352,596

	Tobacco 3.4%
50,000	KT&G Corp.	4,932,144

	Trading Companies & Distributors 0.8%
35,000	Toyota Tsusho Corp.	1,180,172

	Transaction & Payment Processing Services 1.2%
25,500	Fiserv, Inc.*	1,712,835

	Total Common Stocks (cost $98,694,133)	142,606,582

	Total Investments (cost $98,694,133) 97.5%§	142,606,582
	Other Assets less Liabilities 2.5%	3,673,280

	NET ASSETS 100.0%	$146,279,862

*Non-income producing.

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 31.71%.

ADR American Depositary Receipt.

REIT Real Estate Investment Trust.

See Notes to Schedules of Investments.

At December 31, 2025, the Wasatch Global Value Fund’s investments were in the following countries:

Country	%
Australia	2.7
Canada	5.3
China	1.6
Finland	1.9
France	6.5
Germany	2.6
Indonesia	2.5
Japan	3.2
Netherlands	6.0
Singapore	3.1
South Korea	5.8
Switzerland	3.5
United States	55.3

TOTAL	100.0%

WASATCH INTERNATIONAL GROWTH FUND (WAIGX / WIIGX)	DECEMBER 31, 2025 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 99.1%

	Aerospace & Defense 2.2%
48,724	Exosens SAS	$2,769,536
87,614	Mildef Group AB	1,133,138

		3,902,674

	Airport Services 3.0%
384,568	Grupo Aeroportuario del Centro Norte SAB de CV	5,200,824

	Apparel Retail 1.6%
33,893	Aritzia, Inc.*	2,897,777

	Application Software 4.3%
5,343	Descartes Systems Group, Inc.*	468,727
785,920	Rakus Co. Ltd.	5,217,146
106,268	Technology One Ltd.	1,970,897

		7,656,770

	Asset Management & Custody Banks 4.1%
255,835	JTC PLC	4,427,912
108,769	Kfin Technologies Ltd.	1,312,436
89,957	Netwealth Group Ltd.	1,533,454

		7,273,802

	Building Products 3.0%
182,576	Carel Industries SpA	5,245,748

	Casinos & Gaming 2.0%
135,841	Lottomatica Group SpA	3,560,013

	Commercial & Residential Mortgage Finance 3.6%
138,318	Aavas Financiers Ltd.*	2,254,927
485,837	OSB Group PLC	4,160,726

		6,415,653

	Communications Equipment 1.3%
3,012,781	Plover Bay Technologies Ltd.	2,315,211

	Consumer Finance 3.5%
308,576	Cholamandalam Financial Holdings Ltd.	6,228,851

	Diversified Banks 3.4%
443,038	Inter & Co., Inc., Class A	3,756,962
19,200	Rakuten Bank Ltd.*	847,659
26,139	TBC Bank Group PLC	1,428,499

		6,033,120

	Diversified Real Estate Activities 1.3%
233,482	Patrizia SE	2,222,311

	Diversified Support Services 2.2%
348,586	Japan Elevator Service Holdings Co. Ltd.	3,863,187

	Drug Retail 3.7%
245,554	Apotea AB*	2,453,761
171,300	Sugi Holdings Co. Ltd.	4,027,064

		6,480,825

	Electrical Components & Equipment 2.2%
35,451	Pfisterer Holding SE*	3,171,415
22,970	Voltronic Power Technology Corp.	707,081

		3,878,496

WASATCH INTERNATIONAL GROWTH FUND (WAIGX / WIIGX)	DECEMBER 31, 2025 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Electronic Equipment & Instruments 5.2%
86,368	Halma PLC	$4,099,445
154,137	Lagercrantz Group AB, Class B	3,535,587
9,944	Park Systems Corp.	1,444,023

		9,079,055

	Health Care Facilities 1.3%
201,688	Max Healthcare Institute Ltd.	2,345,918

	Health Care Services 1.0%
35,346	Diagnostyka SA	1,680,792

	Health Care Supplies 1.5%
4,021,500	Riverstone Holdings Ltd.	2,719,778

	Health Care Technology 0.7%
47,327	JMDC, Inc.	1,201,683

	Heavy Electrical Equipment 0.5%
13,794	Sinfonia Technology Co. Ltd.	799,580

	Human Resource & Employment Services 2.5%
3,065	Benefit Systems SA*	2,990,955
169,377	SMS Co. Ltd.	1,458,578

		4,449,533

	Industrial Machinery & Supplies & Components 3.6%
5,128	Goodwin PLC	1,464,045
12,514	Kardex Holding AG	4,333,953
23,476	Stabilus SE	559,050

		6,357,048

	Interactive Media & Services 3.4%
90,947	Hemnet Group AB	1,700,330
22,039	Scout24 SE	2,213,595
47,149	SMG Swiss Marketplace Group AG*	2,156,079

		6,070,004

	Investment Banking & Brokerage 4.4%
689,608	AJ Bell PLC	4,101,207
86,297	flatexDEGIRO AG	3,697,130

		7,798,337

	IT Consulting & Other Services 0.9%
76,547	Softcat PLC	1,457,079
34,902	ULS Group, Inc.	151,538

		1,608,617

	Life & Health Insurance 1.8%
226,201	Discovery Ltd.	3,108,625

	Other Specialty Retail 1.6%
440,646	Watches of Switzerland Group PLC*	2,792,937

	Property & Casualty Insurance 4.9%
104,904	Definity Financial Corp.	5,803,330
270,518	Qualitas Controladora SAB de CV	2,803,953

		8,607,283

	Regional Banks 5.0%
636,974	AU Small Finance Bank Ltd.	7,050,713
270,262	Shawbrook Group PLC*	1,770,497

		8,821,210

WASATCH INTERNATIONAL GROWTH FUND (WAIGX / WIIGX)	DECEMBER 31, 2025 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Research & Consulting Services 2.0%
69,000	BayCurrent, Inc.	$2,860,994
130,000	Rise Consulting Group, Inc.	704,274

		3,565,268

	Semiconductor Materials & Equipment 2.8%
17,815	Camtek Ltd.*	1,894,536
302,352	Japan Material Co. Ltd.	2,988,277

		4,882,813

	Semiconductors 2.1%
10,479	ASPEED Technology, Inc.	2,410,905
20,131	Melexis NV	1,351,248

		3,762,153

	Specialty Chemicals 1.1%
10,350	AlzChem Group AG	1,869,553

	Technology Hardware, Storage & Peripherals 0.9%
135,667	Dynavox Group AB*	1,498,407

	Trading Companies & Distributors 10.5%
71,071	Diploma PLC	5,056,570
459,048	MonotaRO Co. Ltd.	7,309,517
386,354	OEM International AB, Class B	6,101,762

		18,467,849

	Total Common Stocks (cost $132,808,670)	174,661,705

	Total Investments (cost $132,808,670) 99.1%§	174,661,705
	Other Assets less Liabilities 0.9%	1,586,847

	NET ASSETS 100.0%	$176,248,552

	*Non-income producing. §The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 75.08%. See Notes to Schedules of Investments.

At December 31, 2025, the Wasatch International Growth Fund’s investments were in the following countries:

Country	%
Australia	2.0
Belgium	0.8
Brazil	2.1
Canada	5.2
France	1.6
Germany	7.9
Hong Kong	1.3
India	11.0
Israel	1.1
Italy	5.0
Japan	18.0
Mexico	4.6
Poland	2.7
Singapore	1.6
South Africa	1.8
South Korea	0.8
Sweden	9.4
Switzerland	3.7
Taiwan	1.8
United Kingdom	17.6

TOTAL	100.0%

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX / WIIOX)	DECEMBER 31, 2025 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 101.1%

	Aerospace & Defense 0.8%
23,000	Mildef Group AB	$297,466

	Alternative Carriers 2.5%
75,307	Chief Telecom, Inc.	899,866

	Application Software 10.9%
6,749	Atoss Software SE	911,919
154,036	m-up Holdings, Inc.	891,219
127,464	Rakus Co. Ltd.	846,140
1,409	Sidetrade*	400,464
41,400	Smaregi, Inc.	809,259

		3,859,001

	Asset Management & Custody Banks 5.9%
40,281	Prudent Corporate Advisory Services Ltd.	1,142,109
106,425	Tatton Asset Management PLC	946,807

		2,088,916

	Building Products 1.6%
71,783	KRN Heat Exchanger & Refrigeration Ltd.*	581,935

	Commercial & Residential Mortgage Finance 3.8%
56,671	Aavas Financiers Ltd.*	923,878
45,508	Mortgage Advice Bureau Holdings Ltd.	421,414

		1,345,292

	Communications Equipment 2.1%
965,618	Plover Bay Technologies Ltd.	742,042

	Construction Machinery & Heavy Transportation Equipment 1.2%
41,663	Action Construction Equipment Ltd.	439,077

	Consumer Finance 1.5%
41,950	Premium Group Co. Ltd.	520,353

	Data Processing & Outsourced Services 2.3%
295,300	Infomart Corp.	798,733

	Distributors 2.3%
38,396	Supply Network Ltd.	829,194

	Diversified Banks 1.3%
51,497	Optima bank SA	466,053

	Diversified Support Services 6.8%
156,374	CMS Info Systems Ltd.	590,669
106,000	Japan Elevator Service Holdings Co. Ltd.	1,174,740
139,197	Prestige International, Inc.	646,981

		2,412,390

	Drug Retail 2.4%
83,495	Apotea AB*	834,345

	Electrical Components & Equipment 1.8%
20,631	Voltronic Power Technology Corp.	635,080

	Electronic Equipment & Instruments 5.1%
96,000	Blackline Safety Corp.*	451,131
14,446	Nayax Ltd.*	730,154
4,288	Park Systems Corp.	622,684

		1,803,969

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX / WIIOX)	DECEMBER 31, 2025 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Food Retail 5.1%
8,198	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	$905,383
442,400	Sheng Siong Group Ltd.	904,411

		1,809,794

	Health Care Services 4.3%
9,485	Diagnostyka SA	451,036
89,347	Vijaya Diagnostic Centre Ltd.	1,054,344

		1,505,380

	Health Care Technology 1.6%
33,000	eWeLL Co. Ltd.	551,036

	Hotels, Resorts & Cruise Lines 1.2%
37,000	tripla Co. Ltd.*	426,527

	Human Resource & Employment Services 3.1%
1,109	Benefit Systems SA*	1,082,208

	Industrial Machinery & Supplies & Components 2.8%
87,406	Elgi Equipments Ltd.	461,666
20,000	Gala Precision Engineering Ltd.*	172,872
1,300	Goodwin PLC	371,150

		1,005,688

	Interactive Media & Services 2.6%
219,860	Baltic Classifieds Group PLC	601,611
17,077	Hemnet Group AB	319,269

		920,880

	Investment Banking & Brokerage 3.0%
180,171	AJ Bell PLC	1,071,505

	IT Consulting & Other Services 2.9%
23,958	baudroie, Inc.*	348,366
10,500	Globant SA*	686,385

		1,034,751

	Packaged Foods & Meats 1.6%
24,842	Kri-Kri Milk Industry SA	554,692

	Personal Care Products 2.8%
61,171	Sarantis SA	984,868

	Pharmaceuticals 0.6%
114,000	Consun Pharmaceutical Group Ltd.	229,461

	Property & Casualty Insurance 2.2%
73,598	Qualitas Controladora SAB de CV	762,853

	Real Estate Services 3.3%
34,588	AZOOM Co. Ltd.	1,176,459

	Research & Consulting Services 5.3%
63,975	Elixirr International PLC	712,302
90,000	Rise Consulting Group, Inc.	487,574
126,400	SIGMAXYZ Holdings, Inc.	666,526

		1,866,402

	Semiconductor Materials & Equipment 0.8%
28,600	Japan Material Co. Ltd.	282,666

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX / WIIOX)	DECEMBER 31, 2025 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Semiconductors 5.6%
8,664	Elmos Semiconductor SE	$977,509
24,168	LEENO Industrial, Inc.*	1,013,379

		1,990,888

	Total Common Stocks (cost $25,496,071)	35,809,770

	Total Investments (cost $25,496,071) 101.1%§	35,809,770
	Liabilities less Other Assets (1.1%)	(388,159)

	NET ASSETS 100.0%	$35,421,611

	*Non-income producing. §The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 74.53%. See Notes to Schedules of Investments.

At December 31, 2025, the Wasatch International Opportunities Fund’s investments were in the following countries:

Country	%
Australia	2.3
Canada	1.3
China	0.6
France	1.1
Germany	5.3
Greece	5.6
Hong Kong	2.1
India	15.0
Israel	4.6
Japan	26.9
Mexico	2.1
Poland	4.3
Singapore	2.5
South Korea	4.6
Sweden	4.0
Taiwan	4.3
United Kingdom	11.5
United States	1.9

TOTAL	100.0%

WASATCH INTERNATIONAL SELECT FUND (WAISX / WGISX)	DECEMBER 31, 2025 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 98.8%

	Aerospace & Defense 3.5%
6,469	BAE Systems PLC	$148,884

	Apparel, Accessories & Luxury Goods 1.1%
19	Hermes International SCA	47,174

	Application Software 3.2%
30	Constellation Software, Inc.	72,159
729	Descartes Systems Group, Inc.*	63,953

		136,112

	Automobile Manufacturers 1.5%
174	Ferrari NV	64,661

	Automotive Retail 3.8%
5,081	Auto1 Group SE*	161,104

	Broadline Retail 5.3%
1,511	Dollarama, Inc.	225,833

	Building Products 3.2%
140	Belimo Holding AG	136,789

	Casinos & Gaming 4.1%
6,588	Lottomatica Group SpA	172,653

	Construction & Engineering 6.7%
2,144	AtkinsRealis Group, Inc.	138,398
3,000	Kraftia Corp.	147,544

		285,942

	Diversified Banks 2.4%
2,334	Rakuten Bank Ltd.*	103,043

	Diversified Real Estate Activities 4.1%
7,000	Sumitomo Realty & Development Co. Ltd.	175,742

	Drug Retail 2.4%
4,300	Sugi Holdings Co. Ltd.	101,088

	Electrical Components & Equipment 4.0%
1,905	Pfisterer Holding SE*	170,420

	Electronic Equipment & Instruments 4.4%
3,898	Halma PLC	185,018

	Industrial Machinery & Supplies & Components 2.5%
4,500	Ebara Corp.	106,064

	Interactive Home Entertainment 3.0%
1,900	Nintendo Co. Ltd.	128,278

	Interactive Media & Services 5.7%
362	REA Group Ltd.	44,129
1,063	Scout24 SE	106,768
2,030	SMG Swiss Marketplace Group AG*	92,830

		243,727

	Movies & Entertainment 3.5%
254	Spotify Technology SA*	147,500

	Other Specialty Retail 4.3%
5,563	Jumbo SA	182,400

	Pharmaceuticals 2.7%
5,300	Daiichi Sankyo Co. Ltd.	112,543

WASATCH INTERNATIONAL SELECT FUND (WAISX / WGISX)	DECEMBER 31, 2025 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Property & Casualty Insurance 4.2%
3,259	Definity Financial Corp.	$180,289

	Real Estate Services 1.7%
462	FirstService Corp.	71,847

	Regional Banks 0.8%
3,000	SBI Shinsei Bank Ltd.*	33,325

	Research & Consulting Services 1.8%
1,850	BayCurrent, Inc.	76,708

	Semiconductor Materials & Equipment 6.6%
264	ASM International NV	159,824
770	BE Semiconductor Industries NV	120,379

		280,203

	Soft Drinks & Non-Alcoholic Beverages 4.4%
3,591	Coca-Cola HBC AG	185,775

	Trading Companies & Distributors 5.2%
1,757	Finning International, Inc.	95,201
8,000	MonotaRO Co. Ltd.	127,386

		222,587

	Transaction & Payment Processing Services 2.7%
70	Adyen NV*	112,880

	Total Common Stocks (cost $3,518,359)	4,198,589

	Total Investments (cost $3,518,359) 98.8%§	4,198,589
	Other Assets less Liabilities 1.2%	49,446

	NET ASSETS 100.0%	$4,248,035

	*Non-income producing. §The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 70.33%. See Notes to Schedules of Investments.

At December 31, 2025, the Wasatch International Select Fund’s investments were in the following countries:

Country	%
Australia	1.0
Canada	20.2
France	1.1
Germany	10.4
Greece	4.3
Italy	5.7
Japan	26.5
Netherlands	9.4
Sweden	3.5
Switzerland	5.5
United Kingdom	12.4

TOTAL	100.0%

WASATCH INTERNATIONAL SMALL CAP VALUE (WASVX / WGSVX)	DECEMBER 31, 2025 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 98.2%

	Advertising 1.8%
1,043	4imprint Group PLC	$53,683

	Aerospace & Defense 2.1%
4,674	Mildef Group AB	60,450

	Apparel, Accessories & Luxury Goods 1.6%
19,000	Li Ning Co. Ltd.	45,654

	Asset Management & Custody Banks 8.8%
2,100	Integral Corp.	44,421
8,176	MA Financial Group Ltd.	59,336
5,930	Patria Investments Ltd.	94,228
4,630	Pollen Street Group Ltd.	58,790

		256,775

	Broadline Retail 2.2%
27,930	B&M European Value Retail SA	63,315

	Commodity Chemicals 1.4%
3,130	Gulf Oil Lubricants India Ltd.	41,852

	Communications Equipment 4.6%
174,000	Plover Bay Technologies Ltd.	133,713

	Construction Machinery & Heavy Transportation Equipment 1.9%
3,153	Metso OYJ	54,860

	Construction Materials 1.8%
5,300	GCC SAB de CV	53,749

	Copper 2.0%
16,873	Arizona Sonoran Copper Co., Inc.*	58,761

	Distributors 1.5%
280	Inter Cars SA	43,693

	Diversified Banks 2.7%
12,338	City Union Bank Ltd.	39,935
707	TBC Bank Group PLC	38,638

		78,573

	Electronic Equipment & Instruments 3.4%
8,239	Blackline Safety Corp.*	38,717
1,900	Jeol Ltd.	61,065

		99,782

	Food Retail 1.3%
1,300	Halows Co. Ltd.	38,307

	Health Care Equipment 1.3%
104,896	AOTI, Inc.*	38,938

	Health Care Facilities 3.6%
127,500	Chaoju Eye Care Holdings Ltd.	45,052
3,557	CVS Group PLC	61,564

		106,616

	Health Care Supplies 4.2%
182,100	Riverstone Holdings Ltd.	123,156

	Heavy Electrical Equipment 2.2%
3,317	R&S Group Holding AG	65,920

WASATCH INTERNATIONAL SMALL CAP VALUE (WASVX / WGSVX)	DECEMBER 31, 2025 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Human Resource & Employment Services 2.4%
7,800	Insource Co. Ltd.	$42,700
3,168	SMS Co. Ltd.	27,281

		69,981

	Industrial Machinery & Supplies & Components 1.6%
288	Krones AG	45,625

	Internet Services & Infrastructure 1.3%
3,000	User Local, Inc.	37,331

	Investment Banking & Brokerage 7.2%
1,443	Flow Traders Ltd.*	42,628
22,407	FRP Advisory Group PLC	40,473
2,018	Marex Group PLC	77,410
3,061	Nuvama Wealth Management Ltd.	50,408

		210,919

	IT Consulting & Other Services 6.3%
9,000	Acer E-Enabling Service Business, Inc.	60,477
5,900	System Support Holdings, Inc.	54,441
16,326	ULS Group, Inc.	70,884

		185,802

	Oil & Gas Drilling 1.6%
5,565	Odfjell Drilling Ltd.	48,150

	Other Specialty Retail 1.9%
8,800	Watches of Switzerland Group PLC*	55,777

	Packaged Foods & Meats 0.9%
25,900	Sappe PCL	25,279

	Pharmaceuticals 1.8%
123	Virbac SACA	51,574

	Regional Banks 1.3%
4,800	Regional SAB de CV	38,027

	Research & Consulting Services 7.4%
1,400	BayCurrent, Inc.	58,049
6,062	Elixirr International PLC	67,495
9,300	Rise Consulting Group, Inc.	50,383
7,800	SIGMAXYZ Holdings, Inc.	41,130

		217,057

	Semiconductors 6.5%
675	Elmos Semiconductor SE	76,156
910	Melexis NV	61,082
8,906	X-Fab Silicon Foundries SE*	53,835

		191,073

	Specialty Chemicals 1.3%
5,300	Allied Supreme Corp.	38,940

	Steel 2.7%
2,745	Hill & Smith PLC	78,789

WASATCH INTERNATIONAL SMALL CAP VALUE (WASVX / WGSVX)	DECEMBER 31, 2025 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Trading Companies & Distributors 5.6%
1,710	ADENTRA, Inc.	$$42,334
85,380	Emeco Holdings Ltd.*	70,291
580	IMCD NV	52,642

		165,267

	Total Common Stocks (cost $2,960,629)	2,877,388

	Total Investments (cost $2,960,629) 98.2%§	2,877,388
	Other Assets less Liabilities 1.8%	51,334

	NET ASSETS 100.0%	$2,928,722

	*Non-income producing. §The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 76.38%. See Notes to Schedules of Investments.

At December 31, 2025, the Wasatch International Small Cap Value’s investments were in the following countries:

Country	%
Australia	4.5
Belgium	2.1
Brazil	3.3
Canada	4.9
China	3.1
Finland	1.9
France	3.7
Germany	4.2
Hong Kong	4.6
India	4.6
Japan	18.3
Mexico	3.2
Netherlands	3.3
Norway	1.7
Poland	1.5
Singapore	4.3
Sweden	2.1
Switzerland	2.3
Taiwan	3.5
Thailand	0.9
United Kingdom	20.7
United States	1.3

TOTAL	100.0%

WASATCH INTERNATIONAL VALUE FUND (WAIVX / WGIVX)	DECEMBER 31, 2025 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 96.2%

	Automotive Parts & Equipment 2.4%
6,556	Magna International, Inc.	$349,497

	Broadline Retail 1.4%
11,300	Alibaba Group Holding Ltd.	207,479

	Construction & Engineering 1.4%
4,017	Bouygues SA	208,825

	Diversified Banks 22.3%
1,394,600	Bank Rakyat Indonesia Persero Tbk. PT	305,427
34,337	HSBC Holdings PLC	540,325
18,489	ING Groep NV	519,693
447,300	Krung Thai Bank PCL	401,087
29,266	Nordea Bank Abp	550,565
36,000	Piraeus Bank SA	287,435
3,994	Toronto-Dominion Bank	376,426
11,300	United Overseas Bank Ltd.	307,761

		3,288,719

	Diversified Metals & Mining 2.7%
4,079	Rio Tinto Ltd.	397,929

	Electronic Manufacturing Services 2.6%
32,300	Venture Corp. Ltd.	379,996

	Food Retail 1.7%
6,233	Koninklijke Ahold Delhaize NV	255,596

	Gas Utilities 1.1%
5,494	Naturgy Energy Group SA	167,283

	Health Care Distributors 2.1%
17,600	Medipal Holdings Corp.	311,569

	Industrial Machinery & Supplies & Components 2.0%
3,854	ANDRITZ AG	300,529

	Integrated Oil & Gas 8.9%
46,487	BP PLC	271,110
17,284	Eni SpA	327,638
6,623	Suncor Energy, Inc.	293,959
6,339	TotalEnergies SE	413,290

		1,305,997

	Integrated Telecommunication Services 5.9%
10,460	Deutsche Telekom AG	340,484
26,783	Telekom Austria AG	283,278
1,142,100	Telkom Indonesia Persero Tbk. PT	238,968

		862,730

	Multi-Line Insurance 3.3%
10,000	AXA SA	479,810

	Multi-Utilities 6.2%
12,678	Engie SA	333,043
38,035	National Grid PLC	583,399

		916,442

	Paper Products 2.3%
11,622	UPM-Kymmene OYJ	335,985

WASATCH INTERNATIONAL VALUE FUND (WAIVX / WGIVX)	DECEMBER 31, 2025 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Pharmaceuticals 8.0%
1,915	Novartis AG	$	$ 263,879
9,773	Richter Gedeon Nyrt		295,437
3,592	Sanofi SA		347,545
15,300	Shionogi & Co. Ltd.		276,927

			1,183,788

	Real Estate Development 2.8%
319,000	Sino Land Co. Ltd.		419,755

	Real Estate Operating Companies 2.1%
4,226	LEG Immobilien SE		308,227

	Regional Banks 2.2%
21,300	Shizuoka Financial Group, Inc.		330,719

	Reinsurance 3.5%
775	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen		510,017

	Soft Drinks & Non-Alcoholic Beverages 3.1%
15,300	Suntory Beverage & Food Ltd.		460,125

	Specialty Chemicals 1.5%
3,600	Arkema SA		219,397

	Technology Hardware, Storage & Peripherals 2.2%
3,800	Samsung Electronics Co. Ltd.		318,497

	Tobacco 4.5%
5,364	British American Tobacco PLC		304,089
10,000	Japan Tobacco, Inc.		359,423

			663,512

	Total Common Stocks (cost $11,945,238)		14,182,423

	Total Investments (cost $11,945,238) 96.2%§		14,182,423
	Other Assets less Liabilities 3.8%		559,447

	NET ASSETS 100.0%		$14,741,870

	§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 82.69%. See Notes to Schedules of Investments.

At December 31, 2025, the Wasatch International Value Fund’s investments were in the following countries:

Country	%
Australia	2.8
Austria	4.1
Canada	7.2
China	1.5
Finland	6.2
France	14.1
Germany	8.2
Greece	2.0
Hong Kong	3.0
Hungary	2.1
Indonesia	3.8
Italy	2.3
Japan	12.3
Netherlands	5.5
Singapore	4.8
South Korea	2.2
Spain	1.2
Switzerland	1.9
Thailand	2.8
United Kingdom	12.0

TOTAL	100.0%

WASATCH LONG/SHORT ALPHA FUND (WALSX / WGLSX)	DECEMBER 31, 2025 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 133.0%

	Aerospace & Defense 2.3%
13,069	Loar Holdings, Inc.* ††	$888,692

	Agricultural & Farm Machinery 2.6%
5,820	Alamo Group, Inc.††	977,003

	Application Software 12.2%
108,789	CCC Intelligent Solutions Holdings, Inc.* ††	864,873
7,955	Guidewire Software, Inc.* ††	1,599,034
2,329	HubSpot, Inc.* ††	934,628
17,110	Procore Technologies, Inc.* ††	1,244,581

		4,643,116

	Asset Management & Custody Banks 3.3%
9,374	Hamilton Lane, Inc., Class A††	1,259,022

	Automotive Parts & Equipment 2.0%
15,522	XPEL, Inc.* ††	774,703

	Automotive Retail 2.9%
38,388	Valvoline, Inc.* ††	1,115,555

	Biotechnology 2.4%
243,988	C4 Therapeutics, Inc.*	466,017
96,036	MacroGenics, Inc.*	154,618
57,441	Nkarta, Inc.*	106,266
5,573	Viking Therapeutics, Inc.* ††	196,058

		922,959

	Cargo Ground Transportation 2.9%
3,304	Saia, Inc.* ††	1,078,822

	Construction Machinery & Heavy Transportation Equipment 3.0%
9,131	Oshkosh Corp.††	1,147,128

	Consumer Finance 2.9%
57,251	EZCORP, Inc., Class A*	1,111,814

	Distributors 2.8%
4,695	Pool Corp.††	1,073,981

	Electronic Equipment & Instruments 2.0%
6,452	Novanta, Inc.* ††	767,723

	Electronic Manufacturing Services 4.0%
3,318	Fabrinet*	1,510,619

	Environmental & Facilities Services 4.0%
15,317	Casella Waste Systems, Inc., Class A* ††	1,500,147

	Financial Exchanges & Data 3.0%
5,217	Morningstar, Inc.††	1,133,706

	Health Care Equipment 1.1%
4,317	Inspire Medical Systems, Inc.* ††	398,157

	Health Care Facilities 4.3%
9,320	Ensign Group, Inc.††	1,623,544

	Health Care Services 4.9%
10,225	Addus HomeCare Corp.* ††	1,098,063
27,329	Pennant Group, Inc.*	769,311

		1,867,374

WASATCH LONG/SHORT ALPHA FUND (WALSX / WGLSX)	DECEMBER 31, 2025 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Health Care Supplies 2.3%
3,996	UFP Technologies, Inc.* ††	$887,232

	Home Improvement Retail 2.4%
15,132	Floor & Decor Holdings, Inc., Class A*	921,387

	Homebuilding 2.7%
12,268	Champion Homes, Inc.* ††	1,036,646

	Industrial Machinery & Supplies & Components 8.8%
5,520	Kadant, Inc.††	1,573,310
3,992	RBC Bearings, Inc.* ††	1,790,133

		3,363,443

	Investment Banking & Brokerage 3.8%
20,918	Moelis & Co., Class A††	1,437,903

	Leisure Products 1.1%
9,536	YETI Holdings, Inc.* ††	421,205

	Life Sciences Tools & Services 4.5%
3,031	Medpace Holdings, Inc.* ††	1,702,361

	Managed Health Care 5.6%
23,385	HealthEquity, Inc.* ††	2,142,300

	Oil & Gas Storage & Transportation 2.0%
63,441	DHT Holdings, Inc.††	774,615

	Other Specialty Retail 4.0%
3,678	Five Below, Inc.* ††	692,788
56,917	Sally Beauty Holdings, Inc.*	811,637

		1,504,425

	Packaged Foods & Meats 1.7%
10,584	Freshpet, Inc.* ††	644,883

	Passenger Airlines 2.2%
6,964	Copa Holdings SA, Class A	839,928

	Pharmaceuticals 3.1%
229,479	Esperion Therapeutics, Inc.* ††	849,072
19,882	Phathom Pharmaceuticals, Inc.* ††	329,843

		1,178,915

	Property & Casualty Insurance 1.9%
6,837	Axis Capital Holdings Ltd.††	732,174

	Regional Banks 3.9%
32,087	Bank OZK††	1,476,644

	Research & Consulting Services 6.9%
14,040	ICF International, Inc.	1,197,612
18,113	UL Solutions, Inc., Class A††	1,428,391

		2,626,003

	Self-Storage REITs 1.6%
21,385	National Storage Affiliates Trust††	603,271

	Semiconductor Materials & Equipment 1.3%
16,683	PDF Solutions, Inc.* ††	475,966

	Semiconductors 3.9%
1,613	Monolithic Power Systems, Inc.††	1,461,959

	Technology Distributors 1.5%
14,094	ScanSource, Inc.* ††	550,512

WASATCH LONG/SHORT ALPHA FUND (WALSX / WGLSX)	DECEMBER 31, 2025 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Transaction & Payment Processing Services 5.2%
11,104	Euronet Worldwide, Inc.* ††	$845,126
17,831	Shift4 Payments, Inc., Class A* ††	1,122,818

		1,967,944

	Total Common Stocks (cost $43,539,965)	50,543,781

	WARRANTS 0.0%

	Biotechnology 0.0%
178,571	Sangamo Therapeutics, Inc., expiring 9/26/2029* *** †	7,143

	Total Warrants (cost $36,977)	7,143

	COMMON STOCKS SOLD SHORT (53.0%)

	Advertising 0.9%
(59,144)	Thryv Holdings, Inc.*	(357,821)

	Aerospace & Defense 1.0%
(5,283)	Rocket Lab Corp.*	(368,542)

	Alternative Carriers 0.9%
(5,876)	Globalstar, Inc.*	(358,671)

	Apparel Retail 1.2%
(15,418)	Revolve Group, Inc.*	(465,469)

	Application Software 6.3%
(33,133)	Asana, Inc., Class A*	(454,253)
(32,970)	Bitdeer Technologies Group, Class A* (Singapore)	(369,594)
(35,844)	CS Disco, Inc.*	(278,149)
(24,875)	Domo, Inc., Class B*	(209,696)
(3,857)	ServiceTitan, Inc., Class A*	(410,771)
(30,668)	SoundHound AI, Inc., Class A*	(305,760)
(46,140)	Sprinklr, Inc., Class A*	(358,969)

		(2,387,192)

	Biotechnology 0.8%
(75,084)	Sana Biotechnology, Inc.*	(305,592)

	Communications Equipment 1.0%
(1,059)	Lumentum Holdings, Inc.*	(390,337)

	Construction & Engineering 0.6%
(7,932)	Ameresco, Inc., Class A*	(232,328)

	Consumer Finance 0.7%
(5,769)	Upstart Holdings, Inc.*	(252,278)

	Electrical Components & Equipment 2.0%
(17,680)	Fluence Energy, Inc.*	(349,711)
(22,043)	Sunrun, Inc.*	(405,591)

		(755,302)

	Electronic Equipment & Instruments 1.1%
(215,774)	SmartRent, Inc.*	(435,863)

	Health Care Equipment 1.5%
(20,630)	Alphatec Holdings, Inc.*	(434,055)
(64,583)	Pulmonx Corp.*	(142,729)

		(576,784)

WASATCH LONG/SHORT ALPHA FUND (WALSX / WGLSX)	DECEMBER 31, 2025 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Health Care Facilities 1.4%
(21,966)	Acadia Healthcare Co., Inc.*	$(311,697)
(1,531)	National HealthCare Corp.	(209,885)

		(521,582)

	Health Care Services 1.4%
(151,482)	Talkspace, Inc.*	(549,880)

	Health Care Technology 0.6%
(13,755)	Phreesia, Inc.*	(232,735)

	Heavy Electrical Equipment 1.3%
(2,837)	Bloom Energy Corp., Class A*	(246,507)
(18,626)	NuScale Power Corp.*	(263,930)

		(510,437)

	Homebuilding 0.9%
(17,752)	Legacy Housing Corp.*	(346,519)

	Hotels, Resorts & Cruise Lines 2.2%
(2,819)	Hyatt Hotels Corp., Class A	(451,942)
(27,427)	Lindblad Expeditions Holdings, Inc.*	(395,497)

		(847,439)

	Interactive Home Entertainment 0.5%
(2,154)	ROBLOX Corp., Class A*	(174,539)

	Interactive Media & Services 3.2%
(25,434)	Angi, Inc.*	(328,861)
(169,847)	Nextdoor Holdings, Inc.*	(356,679)
(66,370)	Snap, Inc., Class A*	(535,606)

		(1,221,146)

	Internet Services & Infrastructure 2.5%
(13,005)	Applied Digital Corp.*	(318,883)
(804)	MongoDB, Inc.*	(337,431)
(2,039)	Twilio, Inc., Class A*	(290,027)

		(946,341)

	IT Consulting & Other Services 0.8%
(55,547)	BigBear.ai Holdings, Inc.*	(299,954)

	Leisure Facilities 0.7%
(9,321)	Life Time Group Holdings, Inc.*	(247,752)

	Leisure Products 0.8%
(48,780)	Peloton Interactive, Inc., Class A*	(300,485)

	Life Sciences Tools & Services 1.1%
(4,261)	Revvity, Inc.	(412,252)

	Multi-Family Residential REITs 0.9%
(19,394)	Elme Communities	(337,456)

	Other Specialty Retail 0.0%
(8,662)	Leslie’s, Inc.*	(14,292)

	Packaged Foods & Meats 2.3%
(367,999)	BRC, Inc., Class A*	(408,479)
(1,823)	J.M. Smucker Co.	(178,308)
(1,656)	Marzetti Co.	(272,279)

		(859,066)

WASATCH LONG/SHORT ALPHA FUND (WALSX / WGLSX)	DECEMBER 31, 2025 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Passenger Airlines 1.9%
(94,003)	Frontier Group Holdings, Inc.*	$(442,754)
(21,496)	Joby Aviation, Inc.*	(283,747)

		(726,501)

	Personal Care Products 0.8%
(102,542)	Coty, Inc., Class A*	(315,829)

	Real Estate Development 0.8%
(3,899)	Howard Hughes Holdings, Inc.*	(311,023)

	Real Estate Services 1.6%
(104,923)	Real Brokerage, Inc.*	(382,969)
(3,162)	Zillow Group, Inc., Class C*	(215,712)

		(598,681)

	Restaurants 2.0%
(6,964)	Cava Group, Inc.*	(408,717)
(51,743)	Sweetgreen, Inc., Class A*	(349,783)

		(758,500)

	Semiconductors 1.1%
(21,963)	SkyWater Technology, Inc.*	(398,848)

	Specialty Chemicals 1.2%
(3,184)	Albemarle Corp.	(450,345)

	Telecom Tower REITs 0.7%
(1,334)	SBA Communications Corp.	(258,036)

	Trading Companies & Distributors 0.6%
(3,887)	Xometry, Inc., Class A*	(231,160)

	Transaction & Payment Processing Services 2.7%
(4,043)	Affirm Holdings, Inc.*	(300,920)
(61,371)	Payoneer Global, Inc.*	(344,905)
(26,197)	Remitly Global, Inc.*	(361,519)

		(1,007,344)

	Water Utilities 1.0%
(9,141)	California Water Service Group	(396,080)

	Total Investments Sold Short (proceeds $21,139,230) (53.0%)	(20,160,401)

	Total Investments, Net of Investments Sold Short (cost $22,437,712) 80.0%	30,390,523

	Other Assets less Liabilities 20.0%	7,616,298

	NET ASSETS 100.0%	$38,006,821

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees using unobservable inputs as described in Note 8, as applicable.

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933
(see Note 7). The aggregate value of securities purchased in a private placement transaction or under Rule
144A of the Securities Act of 1933 at December 31, 2025 amounted to approximately $7,143 and represented 0.02% of net assets.

††All or a portion of this security has been designated as collateral for short sales.

REIT Real Estate Investment Trust.

See Notes to Schedules of Investments.

At December 31, 2025, the Wasatch Long/Short Alpha Fund’s investments, excluding securities sold short were in the following countries:

Country	%
Norway	1.5
Panama	1.7
United States	96.8

TOTAL	100.0%

WASATCH MICRO CAP FUND (WMICX / WGICX)	DECEMBER 31, 2025 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 97.8%

	Aerospace & Defense 5.6%
196,398	Exosens SAS	$11,163,518
512,007	Mildef Group AB	6,621,940
357,987	TAT Technologies Ltd.*	15,987,699

		33,773,157

	Application Software 5.7%
552,314	AudioEye, Inc.*	5,517,617
396,653	Red Violet, Inc.	22,589,388
823,030	Weave Communications, Inc.*	6,246,798

		34,353,803

	Automotive Parts & Equipment 4.1%
1,875,110	Holley, Inc.*	7,744,205
336,898	XPEL, Inc.*	16,814,579

		24,558,784

	Biotechnology 0.0%
609,978	BriaPro Therapeutics Corp.* *** †	6,100

	Commercial & Residential Mortgage Finance 0.5%
1,543,153	LoanDepot, Inc., Class A*	3,194,327

	Construction & Engineering 5.4%
355,005	Cardinal Infrastructure Group, Inc., Class A*	8,584,021
159,555	Limbach Holdings, Inc.*	12,421,356
1,136,254	Orion Group Holdings, Inc.*	11,294,365

		32,299,742

	Consumer Finance 2.7%
831,408	EZCORP, Inc., Class A*	16,145,943

	Education Services 4.7%
656,939	Lincoln Educational Services Corp.*	15,865,077
456,979	Universal Technical Institute, Inc.*	11,940,861

		27,805,938

	Electronic Components 2.3%
82,580	Bel Fuse, Inc., Class B	14,008,045

	Electronic Equipment & Instruments 7.2%
755,247	Arlo Technologies, Inc.*	10,565,906
2,457,347	Blackline Safety Corp.*	11,547,767
217,140	Napco Security Technologies, Inc.	9,054,738
230,160	Nayax Ltd.*	11,633,052

		42,801,463

	Financial Exchanges & Data 0.9%
3,440,644	Open Lending Corp.*	5,332,998

	Health Care Equipment 2.6%
7,217,000	AOTI, Inc.* ‡‡ §§	2,678,999
389,484	Axogen, Inc.*	12,747,811

		15,426,810

	Health Care Services 5.5%
67,601	Addus HomeCare Corp.*	7,259,671
253,777	Castle Biosciences, Inc.*	9,871,925
551,036	Pennant Group, Inc.*	15,511,664

		32,643,260

WASATCH MICRO CAP FUND (WMICX / WGICX)	DECEMBER 31, 2025 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Health Care Supplies 3.2%
287,153	OrthoPediatrics Corp.*	$5,099,837
63,846	UFP Technologies, Inc.*	14,175,728

		19,275,565

	Home Furnishings 0.6%
5,068,889	Purple Innovation, Inc.*	3,500,068

	Homebuilding 2.3%
150,152	LGI Homes, Inc.*	6,450,530
427,731	Smith Douglas Homes Corp.*	7,173,049

		13,623,579

	Industrial Machinery & Supplies & Components 2.8%
176,628	Kornit Digital Ltd.*	2,539,911
64,978	Standex International Corp.	14,118,420

		16,658,331

	Investment Banking & Brokerage 1.5%
518,316	Perella Weinberg Partners	8,966,867

	Leisure Products 1.5%
1,405,375	Latham Group, Inc.*	8,924,131

	Packaged Foods & Meats 8.3%
170,572	Freshpet, Inc.*	10,392,952
1,640,559	Mama’s Creations, Inc.*	22,131,141
528,990	Vital Farms, Inc.*	16,895,941

		49,420,034

	Pharmaceuticals 3.8%
2,817,014	Esperion Therapeutics, Inc.*	10,422,952
749,134	Phathom Pharmaceuticals, Inc.*	12,428,133

		22,851,085

	Property & Casualty Insurance 3.2%
304,193	American Integrity Insurance Group, Inc.*	6,336,340
456,006	Bowhead Specialty Holdings, Inc.*	13,014,411

		19,350,751

	Regional Banks 4.0%
236,863	Esquire Financial Holdings, Inc.	24,176,605

	Research & Consulting Services 6.2%
403,362	BlackSky Technology, Inc.*	7,563,038
190,178	ICF International, Inc.	16,222,183
126,932	Willdan Group, Inc.*	13,157,771

		36,942,992

	Restaurants 2.2%
447,630	First Watch Restaurant Group, Inc.*	6,750,261
125,355	Kura Sushi USA, Inc., Class A*	6,559,827

		13,310,088

	Semiconductor Materials & Equipment 2.0%
408,324	Veeco Instruments, Inc.*	11,669,900

	Semiconductors 2.0%
215,679	Ambiq Micro, Inc.*	6,146,851
1,641,064	indie Semiconductor, Inc., Class A*	5,792,956

		11,939,807

WASATCH MICRO CAP FUND (WMICX / WGICX)	DECEMBER 31, 2025 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Soft Drinks & Non-Alcoholic Beverages 2.0%
228,906	Vita Coco Co., Inc.*	$12,134,307

	Technology Distributors 2.8%
162,079	Climb Global Solutions, Inc.	16,660,100

	Trading Companies & Distributors 2.2%
1,121,312	NPK International, Inc.*	13,366,039

	Total Common Stocks (cost $486,004,252)	585,120,619

	PREFERRED STOCKS 1.5%

	Textiles 1.5%
339,559	Johnnie-O Holdings, Inc., Series A Pfd.* *** †	8,947,380

	Total Preferred Stocks (cost $10,000,013)	8,947,380

	WARRANTS 0.0%

	Biotechnology 0.0%
1,556,949	Sangamo Therapeutics, Inc., expiring 9/26/2029* *** †	62,278

	Pharmaceuticals 0.0%
7,500	IM Cannabis Corp., expiring 5/7/2026* *** †	—
	Total Warrants (cost $939,374)	62,278

	Total Investments (cost $496,943,639) 99.3%§	594,130,277
	Other Assets less Liabilities 0.7%	4,053,042

	NET ASSETS 100.0%	$598,183,319

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees using unobservable inputs as described in Note 8, as applicable.

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 7). The aggregate value of securities purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 at December 31, 2025 amounted to approximately $9,015,758 and represented 1.51% of net assets.

‡‡Affiliated company (see Note 6).

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 5.37%.

§§The aggregate value of illiquid holdings at December 31, 2025 amounted to approximately $2,678,999 and represented 0.45% of net assets.

See Notes to Schedules of Investments.

At December 31, 2025, the Wasatch Micro Cap Fund’s investments were in the following countries:

Country	%
Canada	1.9
France	1.9
Israel	5.1
Sweden	1.1
United States	90.0

TOTAL	100.0%

WASATCH MICRO CAP VALUE FUND (WAMVX / WGMVX)	DECEMBER 31, 2025 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 100.1%

	Aerospace & Defense 6.6%
290,217	Mildef Group AB	$3,753,463
133,267	Optex Systems Holdings, Inc.*	1,889,726
196,181	TAT Technologies Ltd.*	8,761,444
45,499	VSE Corp.	7,860,862

		22,265,495

	Application Software 6.9%
321,088	AudioEye, Inc.*	3,207,669
137,269	I3 Verticals, Inc., Class A*	3,457,806
224,352	Red Violet, Inc.	12,776,847
515,763	Weave Communications, Inc.*	3,914,641

		23,356,963

	Asset Management & Custody Banks 1.0%
356,357	P10, Inc., Class A	3,495,862

	Automotive Parts & Equipment 2.4%
1,002,705	Holley, Inc.*	4,141,172
36,210	Patrick Industries, Inc.	3,926,250

		8,067,422

	Cargo Ground Transportation 0.9%
41,512	ArcBest Corp.	3,079,775

	Communications Equipment 3.4%
264,738	Digi International, Inc.*	11,460,508

	Construction & Engineering 7.6%
178,559	Cardinal Infrastructure Group, Inc., Class A*	4,317,557
67,550	Granite Construction, Inc.	7,791,892
97,562	Limbach Holdings, Inc.*	7,595,202
607,958	Orion Group Holdings, Inc.*	6,043,102

		25,747,753

	Consumer Finance 2.5%
430,968	EZCORP, Inc., Class A*	8,369,399

	Education Services 1.8%
249,729	Lincoln Educational Services Corp.*	6,030,955

	Electronic Components 2.8%
55,910	Bel Fuse, Inc., Class B	9,484,013

	Electronic Equipment & Instruments 4.5%
406,270	Arlo Technologies, Inc.*	5,683,717
1,029,184	Blackline Safety Corp.*	4,836,426
856,759	Powerfleet, Inc. NJ*	4,557,958

		15,078,101

	Electronic Manufacturing Services 1.9%
148,001	CTS Corp.	6,344,803

	Financial Exchanges & Data 0.7%
1,499,977	Open Lending Corp.*	2,324,964

	Food Distributors 2.2%
117,862	Chefs’ Warehouse, Inc.*	7,346,339

WASATCH MICRO CAP VALUE FUND (WAMVX / WGMVX)	DECEMBER 31, 2025 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Health Care Equipment 3.2%
4,049,567	AOTI, Inc.* §§	$1,503,226
279,849	Axogen, Inc.*	9,159,458

		10,662,684

	Health Care Services 1.3%
41,119	Addus HomeCare Corp.*	4,415,769

	Health Care Supplies 2.1%
31,688	UFP Technologies, Inc.*	7,035,687

	Home Furnishing Retail 1.3%
398,423	Arhaus, Inc.*	4,466,322

	Homebuilding 3.4%
100,162	Champion Homes, Inc.*	8,463,689
72,100	LGI Homes, Inc.*	3,097,416

		11,561,105

	Industrial Machinery & Supplies & Components 3.1%
49,401	Graham Corp.*	3,173,026
34,466	Standex International Corp.	7,488,773

		10,661,799

	Investment Banking & Brokerage 4.6%
317,225	JDC Group AG*	9,506,472
351,359	Perella Weinberg Partners	6,078,511

		15,584,983

	Leisure Products 1.4%
763,508	Latham Group, Inc.*	4,848,276

	Mortgage REITs 0.9%
328,668	Sunrise Realty Trust, Inc.	3,099,339

	Packaged Foods & Meats 5.4%
1,021,519	LT Foods Ltd.	4,435,659
621,285	Mama’s Creations, Inc.*	8,381,135
169,349	Vital Farms, Inc.*	5,409,007

		18,225,801

	Pharmaceuticals 1.7%
727,266	Journey Medical Corp.*	5,607,221

	Property & Casualty Insurance 5.1%
303,360	American Integrity Insurance Group, Inc.*	6,318,989
142,679	Bowhead Specialty Holdings, Inc.*	4,072,059
137,677	Skyward Specialty Insurance Group, Inc.*	7,036,671

		17,427,719

	Regional Banks 5.7%
35,455	Axos Financial, Inc.*	3,054,803
67,790	Esquire Financial Holdings, Inc.	6,919,325
338,459	Finwise Bancorp*	6,071,955
88,996	Third Coast Bancshares, Inc.*	3,382,738

		19,428,821

	Research & Consulting Services 4.8%
102,291	ICF International, Inc.	8,725,422
72,638	Willdan Group, Inc.*	7,529,655

		16,255,077

	Semiconductor Materials & Equipment 1.9%
229,268	Veeco Instruments, Inc.*	6,552,479

WASATCH MICRO CAP VALUE FUND (WAMVX / WGMVX)	DECEMBER 31, 2025 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Soft Drinks & Non-Alcoholic Beverages 1.0%
64,491	Vita Coco Co., Inc.*	$3,418,668

	Technology Distributors 1.9%
63,985	Climb Global Solutions, Inc.	6,577,018

	Trading Companies & Distributors 6.1%
205,564	ADENTRA, Inc.	5,089,115
77,932	DXP Enterprises, Inc.*	8,556,154
596,236	NPK International, Inc.*	7,107,133

		20,752,402

	Total Common Stocks (cost $243,283,525)	339,033,522

	Total Investments (cost $243,283,525) 100.1%	339,033,522
	Liabilities less Other Assets (0.1%)	(375,950)

	NET ASSETS 100.0%	$338,657,572

*Non-income producing.

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 2.86%.

§§The aggregate value of illiquid holdings at December 31, 2025 amounted to approximately $1,503,226 and represented 0.44% of net assets.

REIT Real Estate Investment Trust.

See Notes to Schedules of Investments.

At December 31, 2025, the Wasatch Micro Cap Value Fund’s investments were in the following countries:

Country	%
Canada	2.9
Germany	2.8
India	1.3
Israel	2.6
Sweden	1.1
United States	89.3

TOTAL	100.0%

WASATCH SMALL CAP GROWTH FUND (WAAEX / WIAEX)	DECEMBER 31, 2025 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 98.9%

	Aerospace & Defense 2.4%
484,986	Loar Holdings, Inc.*	$32,979,048

	Application Software 11.4%
361,590	Agilysys, Inc.*	42,971,355
729,890	Alkami Technology, Inc.*	16,838,562
3,804,722	CCC Intelligent Solutions Holdings, Inc.*	30,247,540
830,131	Clearwater Analytics Holdings, Inc., Class A*	20,022,760
570,915	nCino, Inc.*	14,638,261
479,492	Procore Technologies, Inc.*	34,878,248

		159,596,726

	Asset Management & Custody Banks 2.0%
443,839	StepStone Group, Inc., Class A	28,481,149

	Automotive Parts & Equipment 1.7%
473,032	XPEL, Inc.*	23,609,027

	Automotive Retail 1.9%
911,408	Valvoline, Inc.*	26,485,517

	Broadline Retail 6.6%
815,230	Global-e Online Ltd.*	32,046,691
446,146	Ollie’s Bargain Outlet Holdings, Inc.*	48,902,063
906,572	Pattern Group, Inc., Class A*	10,461,841

		91,410,595

	Building Products 2.0%
365,547	AAON, Inc.	27,872,959

	Construction & Engineering 6.2%
304,788	Construction Partners, Inc., Class A*	33,084,737
318,009	Everus Construction Group, Inc.*	27,208,850
335,683	Limbach Holdings, Inc.*	26,132,922

		86,426,509

	Electronic Manufacturing Services 3.3%
102,114	Fabrinet*	46,490,462

	Health Care Equipment 1.2%
138,077	TransMedics Group, Inc.*	16,797,067

	Health Care Facilities 4.0%
324,350	Ensign Group, Inc.	56,501,770

	Health Care Services 2.9%
381,765	Addus HomeCare Corp.*	40,997,743

	Health Care Supplies 2.3%
143,177	UFP Technologies, Inc.*	31,789,589

	Health Care Technology 1.1%
1,703,798	Certara, Inc.*	15,010,460

	Home Improvement Retail 1.5%
354,432	Floor & Decor Holdings, Inc., Class A*	21,581,365

	Human Resource & Employment Services 3.2%
290,777	Paylocity Holding Corp.*	44,343,493

	Industrial Machinery & Supplies & Components 4.0%
123,426	RBC Bearings, Inc.*	55,347,921

	Insurance Brokers 1.1%
207,473	Goosehead Insurance, Inc., Class A	15,280,386

WASATCH SMALL CAP GROWTH FUND (WAAEX / WIAEX)	DECEMBER 31, 2025 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Investment Banking & Brokerage 3.5%
291,067	PJT Partners, Inc., Class A	$48,666,402

	Life Sciences Tools & Services 2.8%
70,606	Medpace Holdings, Inc.*	39,655,860

	Managed Health Care 4.1%
623,742	HealthEquity, Inc.*	57,141,005

	Other Specialty Retail 2.5%
186,613	Five Below, Inc.*	35,150,425

	Packaged Foods & Meats 3.8%
372,611	Freshpet, Inc.*	22,703,188
932,091	Vital Farms, Inc.*	29,770,987

		52,474,175

	Personal Care Products 1.7%
866,291	BellRing Brands, Inc.*	23,155,958

	Restaurants 2.8%
370,562	Dutch Bros, Inc., Class A*	22,685,806
193,474	Shake Shack, Inc., Class A*	15,704,284

		38,390,090

	Semiconductor Materials & Equipment 6.6%
366,004	Camtek Ltd.*	38,922,695
161,997	Nova Ltd.*	53,198,195

		92,120,890

	Systems Software 3.4%
545,876	JFrog Ltd.*	34,095,415
759,992	Onestream, Inc.*	13,968,653

		48,064,068

	Trading Companies & Distributors 3.2%
357,471	SiteOne Landscape Supply, Inc.*	44,526,588

	Transaction & Payment Processing Services 5.7%
1,235,809	Paymentus Holdings, Inc., Class A*	39,039,206
636,368	Shift4 Payments, Inc., Class A*	40,072,093

		79,111,299

	Total Common Stocks (cost $1,030,648,513)	1,379,458,546

	PREFERRED STOCKS 1.1%

	Textiles 1.1%
611,205	Johnnie-O Holdings, Inc., Series A Pfd.* *** † ‡‡	16,105,252

	Total Preferred Stocks (cost $17,999,987)	16,105,252

	Total Investments (cost $1,048,648,500) 100.0%	1,395,563,798
	Liabilities less Other Assets (0.0%)	(236,773)

	NET ASSETS 100.0%	$1,395,327,025

WASATCH SMALL CAP GROWTH FUND (WAAEX / WIAEX)	DECEMBER 31, 2025 (UNAUDITED)

Schedule of Investments (continued)

*Non-income producing. ***Security was fair valued under procedures adopted by the Board of Trustees using unobservable inputs as described in Note 8, as applicable.

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 7). The aggregate value of securities purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 at December 31, 2025 amounted to approximately $16,105,252 and represented 1.15% of net assets.

‡‡Affiliated company (see Note 6).

See Notes to Schedules of Investments.

At December 31, 2025, the Wasatch Small Cap Growth Fund’s investments were in the following countries:

Country	%
Israel	8.9
United States	91.1

TOTAL	100.0%

WASATCH SMALL CAP VALUE FUND (WMCVX / WICVX)	DECEMBER 31, 2025 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 99.5%

	Agricultural & Farm Machinery 1.9%
147,825	Alamo Group, Inc.	$24,815,383

	Agricultural Products & Services 2.0%
751,351	Fresh Del Monte Produce, Inc.	26,770,636

	Asset Management & Custody Banks 4.9%
696,091	Artisan Partners Asset Management, Inc., Class A	28,358,747
267,710	Cohen & Steers, Inc.	16,806,834
148,448	Hamilton Lane, Inc., Class A	19,938,051

		65,103,632

	Automotive Retail 1.5%
673,711	Valvoline, Inc.*	19,578,042

	Broadline Retail 2.1%
254,143	Ollie’s Bargain Outlet Holdings, Inc.*	27,856,614

	Building Products 4.0%
95,774	CSW Industrials, Inc.	28,112,542
275,649	UFP Industries, Inc.	25,097,842

		53,210,384

	Cargo Ground Transportation 1.5%
60,829	Saia, Inc.*	19,861,885

	Commodity Chemicals 2.6%
238,995	Hawkins, Inc.	33,951,630

	Construction & Engineering 1.9%
216,577	Granite Construction, Inc.	24,982,157

	Construction Machinery & Heavy Transportation Equipment 4.9%
419,771	Allison Transmission Holdings, Inc.	41,095,581
188,981	Oshkosh Corp.	23,741,683

		64,837,264

	Education Services 3.6%
204,980	Grand Canyon Education, Inc.*	34,090,224
524,753	Universal Technical Institute, Inc.*	13,711,796

		47,802,020

	Electronic Components 1.2%
96,799	Bel Fuse, Inc., Class B	16,420,014

	Electronic Equipment & Instruments 1.7%
1,617,598	Arlo Technologies, Inc.*	22,630,196

	Electronic Manufacturing Services 4.7%
854,551	CTS Corp.	36,634,601
58,442	Fabrinet*	26,607,474

		63,242,075

	Health Care Equipment 0.8%
246,803	CONMED Corp.	10,020,202

	Health Care Facilities 2.3%
174,231	Ensign Group, Inc.	30,351,040

	Health Care Supplies 2.3%
138,909	UFP Technologies, Inc.*	30,841,965

	Health Care Technology 1.1%
1,713,270	Certara, Inc.*	15,093,909

WASATCH SMALL CAP VALUE FUND (WMCVX / WICVX)	DECEMBER 31, 2025 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Homebuilding 1.7%
273,858	Champion Homes, Inc.*	$23,141,001

	Industrial Machinery & Supplies & Components 7.7%
134,877	Enpro, Inc.	28,881,212
250,529	Helios Technologies, Inc.	13,400,796
115,154	Kadant, Inc.	32,821,193
128,063	Standex International Corp.	27,825,529

		102,928,730

	Investment Banking & Brokerage 2.4%
473,922	Moelis & Co., Class A	32,577,398

	Leisure Products 1.0%
306,116	YETI Holdings, Inc.*	13,521,144

	Life Sciences Tools & Services 2.3%
54,130	Medpace Holdings, Inc.*	30,402,115

	Managed Health Care 2.3%
337,088	HealthEquity, Inc.*	30,880,632

	Mortgage REITs 0.8%
1,453,894	Arbor Realty Trust, Inc.	11,282,217

	Oil & Gas Equipment & Services 1.0%
302,458	Cactus, Inc., Class A	13,816,282

	Oil & Gas Exploration & Production 0.9%
279,907	Matador Resources Co.	11,879,253

	Oil & Gas Storage & Transportation 0.8%
855,991	DHT Holdings, Inc.	10,451,650

	Other Specialty Retail 1.8%
1,668,912	Sally Beauty Holdings, Inc.*	23,798,685

	Packaged Foods & Meats 2.0%
919,413	Flowers Foods, Inc.	10,003,213
265,205	Freshpet, Inc.*	16,158,941

		26,162,154

	Passenger Airlines 1.8%
196,990	Copa Holdings SA, Class A	23,758,964

	Personal Care Products 1.1%
532,592	BellRing Brands, Inc.*	14,236,184

	Property & Casualty Insurance 1.3%
266,929	RLI Corp.	17,078,117

	Regional Banks 6.3%
219,258	Axos Financial, Inc.*	18,891,269
815,864	Bank OZK	37,546,061
217,295	Hancock Whitney Corp.	13,837,346
191,628	ServisFirst Bancshares, Inc.	13,756,974

		84,031,650

	Research & Consulting Services 2.1%
331,044	ICF International, Inc.	28,238,053

	Self-Storage REITs 0.8%
395,781	National Storage Affiliates Trust	11,164,982

WASATCH SMALL CAP VALUE FUND (WMCVX / WICVX)	DECEMBER 31, 2025 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Semiconductor Materials & Equipment 3.8%
230,662	Camtek Ltd.*	$$24,529,750
79,066	Nova Ltd.*	25,964,484

		50,494,234

	Soft Drinks & Non-Alcoholic Beverages 1.9%
485,610	Vita Coco Co., Inc.*	25,742,186

	Specialized Consumer Services 3.8%
3,018,707	ADT, Inc.	24,360,966
465,315	Frontdoor, Inc.*	26,844,022

		51,204,988

	Technology Distributors 1.4%
478,257	ScanSource, Inc.*	18,680,718

	Trading Companies & Distributors 2.1%
254,622	DXP Enterprises, Inc.*	27,954,949

	Transaction & Payment Processing Services 3.4%
311,414	Euronet Worldwide, Inc.*	23,701,720
337,661	Shift4 Payments, Inc., Class A*	21,262,513

		44,964,233

	Total Common Stocks (cost $1,167,852,493)	1,325,759,567

	Total Investments (cost $1,167,852,493) 99.5%	1,325,759,567
	Other Assets less Liabilities 0.5%	7,200,180

	NET ASSETS 100.0%	$1,332,959,747

	*Non-income producing. REIT Real Estate Investment Trust. See Notes to Schedules of Investments.

At December 31, 2025, the Wasatch Small Cap Value Fund’s investments were in the following countries:

Country	%
Israel	3.8
Norway	0.8
Panama	1.8
United States	93.6

TOTAL	100.0%

WASATCH ULTRA GROWTH FUND (WAMCX / WGMCX)	DECEMBER 31, 2025 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 97.6%

	Aerospace & Defense 2.4%
167,976	Loar Holdings, Inc.*	$11,422,368

	Application Software 4.5%
178,586	Procore Technologies, Inc.*	12,990,346
117,358	Q2 Holdings, Inc.*	8,468,553

		21,458,899

	Biotechnology 6.7%
2,825,933	C4 Therapeutics, Inc.*	5,397,532
398,577	Dyne Therapeutics, Inc.*	7,796,166
504,505	Immatics NV*	5,297,303
307,477	Intellia Therapeutics, Inc.*	2,764,218
1,662,048	MacroGenics, Inc.*	2,675,897
1,487,369	Nkarta, Inc.*	2,751,633
155,813	Viking Therapeutics, Inc.*	5,481,501

		32,164,250

	Broadline Retail 4.4%
198,893	Global-e Online Ltd.*	7,818,484
89,929	Ollie’s Bargain Outlet Holdings, Inc.*	9,857,117
286,185	Pattern Group, Inc., Class A*	3,302,575

		20,978,176

	Building Products 1.3%
178,947	Trex Co., Inc.*	6,277,461

	Construction & Engineering 1.2%
65,254	Everus Construction Group, Inc.*	5,583,132

	Diversified Support Services 0.8%
488,477	ACV Auctions, Inc., Class A*	3,917,586

	Electronic Manufacturing Services 2.1%
22,055	Fabrinet*	10,041,200

	Environmental & Facilities Services 4.0%
193,227	Casella Waste Systems, Inc., Class A*	18,924,652

	Footwear 1.6%
169,362	On Holding AG, Class A*	7,871,946

	Health Care Equipment 9.9%
200,368	Artivion, Inc.*	9,138,784
347,227	AtriCure, Inc.*	13,736,300
109,463	Inspire Medical Systems, Inc.*	10,095,773
217,744	PROCEPT BioRobotics Corp.*	6,850,226
59,934	TransMedics Group, Inc.*	7,290,971

		47,112,054

	Health Care Services 2.2%
275,188	Castle Biosciences, Inc.*	10,704,813

	Health Care Supplies 2.3%
5,352,660	Cerus Corp.*	11,026,480

	Home Improvement Retail 1.6%
123,577	Floor & Decor Holdings, Inc., Class A*	7,524,604

	Human Resource & Employment Services 2.2%
67,703	Paylocity Holding Corp.*	10,324,708

	Industrial Machinery & Supplies & Components 3.0%
31,868	RBC Bearings, Inc.*	14,290,567

WASATCH ULTRA GROWTH FUND (WAMCX / WGMCX)	DECEMBER 31, 2025 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Insurance Brokers 1.5%
94,758	Goosehead Insurance, Inc., Class A	$6,978,927

	Managed Health Care 3.9%
201,381	HealthEquity, Inc.*	18,448,513

	Other Specialty Retail 2.3%
59,388	Five Below, Inc.*	11,186,324

	Packaged Foods & Meats 3.6%
282,095	Freshpet, Inc.*	17,188,048

	Personal Care Products 0.9%
167,155	BellRing Brands, Inc.*	4,468,053

	Pharmaceuticals 6.9%
670,192	Aquestive Therapeutics, Inc.*	4,329,440
264,200	Arvinas, Inc.*	3,133,412
4,415,356	Esperion Therapeutics, Inc.*	16,336,817
543,837	Phathom Pharmaceuticals, Inc.*	9,022,256

		32,821,925

	Regional Banks 2.1%
213,742	Bank OZK	9,836,407

	Restaurants 1.0%
75,210	Dutch Bros, Inc., Class A*	4,604,356

	Semiconductor Materials & Equipment 12.9%
51,931	BE Semiconductor Industries NV	8,118,682
78,130	Camtek Ltd.*	8,308,735
265,475	Kulicke & Soffa Industries, Inc.	12,095,041
41,367	Nova Ltd.*	13,584,509
495,322	PDF Solutions, Inc.*	14,131,537
182,352	Veeco Instruments, Inc.*	5,211,620

		61,450,124

	Semiconductors 2.5%
33,920	SiTime Corp.*	11,980,205

	Specialty Chemicals 0.7%
20,847	Balchem Corp.	3,197,096

	Systems Software 4.9%
268,428	JFrog Ltd.*	16,766,013
46,424	Monday.com Ltd.*	6,850,325

		23,616,338

	Transaction & Payment Processing Services 4.2%
248,644	Paymentus Holdings, Inc., Class A*	7,854,664
197,715	Shift4 Payments, Inc., Class A*	12,450,114

		20,304,778

	Total Common Stocks (cost $346,347,465)	465,703,990

	PREFERRED STOCKS 2.8%

	Textiles 2.8%
509,338	Johnnie-O Holdings, Inc., Series A Pfd.* *** † ‡‡	13,421,056

	Total Preferred Stocks (cost $15,000,004)	13,421,056

WASATCH ULTRA GROWTH FUND (WAMCX / WGMCX)	DECEMBER 31, 2025 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	WARRANTS 0.2%

	Biotechnology 0.2%
810,000	C4 Therapeutics, Inc., expiring 9/30/2027* *** †	$267,300
810,000	C4 Therapeutics, Inc., expiring 9/30/2030* *** †	534,600
3,026,385	Sangamo Therapeutics, Inc., expiring 9/26/2029* *** †	121,055

		922,955

	Total Warrants (cost $1,476,171)	922,955

	Total Investments (cost $362,823,640) 100.6%§	480,048,001
	Liabilities less Other Assets (0.6%)	(2,895,244)

	NET ASSETS 100.0%	$477,152,757

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees using unobservable inputs as described in Note 8, as applicable.

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 7). The aggregate value of securities purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 at December 31, 2025 amounted to approximately $14,344,011 and represented 3.00% of net assets.

‡‡Affiliated company (see Note 6).

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 1.70%.

See Notes to Schedules of Investments.

At December 31, 2025, the Wasatch Ultra Growth Fund’s investments were in the following countries:

Country	%
Germany	1.1
Israel	7.6
Netherlands	1.7
Switzerland	1.6
United States	88.0

TOTAL	100.0%

WASATCH U.S. SELECT FUND (WAUSX / WGUSX)	DECEMBER 31, 2025 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 99.9%

	Aerospace & Defense 3.9%
2,717	HEICO Corp., Class A	$685,852

	Application Software 15.8%
3,184	Guidewire Software, Inc.*	640,016
965	HubSpot, Inc.*	387,255
3,242	Manhattan Associates, Inc.*	561,871
9,475	Procore Technologies, Inc.*	689,211
1,100	Tyler Technologies, Inc.*	499,345

		2,777,698

	Asset Management & Custody Banks 3.2%
4,178	Hamilton Lane, Inc., Class A	561,147

	Automotive Retail 2.5%
15,331	Valvoline, Inc.*	445,519

	Broadline Retail 3.2%
14,145	Global-e Online Ltd.*	556,040

	Building Products 4.1%
4,128	AAON, Inc.	314,760
3,915	Builders FirstSource, Inc.*	402,814

		717,574

	Cargo Ground Transportation 2.7%
1,459	Saia, Inc.*	476,393

	Electrical Components & Equipment 3.1%
2,698	AMETEK, Inc.	553,926

	Electronic Equipment & Instruments 2.5%
3,695	Novanta, Inc.*	439,668

	Electronic Manufacturing Services 4.4%
1,696	Fabrinet*	772,155

	Environmental & Facilities Services 4.4%
12,969	Rollins, Inc.	778,399

	Financial Exchanges & Data 2.4%
1,947	Morningstar, Inc.	423,102

	Health Care Facilities 4.8%
4,879	Ensign Group, Inc.	849,922

	Home Improvement Retail 2.4%
6,873	Floor & Decor Holdings, Inc., Class A*	418,497

	Industrial Machinery & Supplies & Components 5.4%
2,109	RBC Bearings, Inc.*	945,739

	Investment Banking & Brokerage 3.5%
3,714	PJT Partners, Inc., Class A	620,981

	Life Sciences Tools & Services 4.6%
1,449	Medpace Holdings, Inc.*	813,831

	Managed Health Care 5.0%
9,542	HealthEquity, Inc.*	874,143

	Research & Consulting Services 4.6%
10,238	UL Solutions, Inc., Class A	807,369

	Restaurants 2.3%
1,713	Wingstop, Inc.	408,533

WASATCH U.S. SELECT FUND (WAUSX / WGUSX)	DECEMBER 31, 2025 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Semiconductor Materials & Equipment 4.9%
2,617	Nova Ltd.*	$859,397

	Semiconductors 3.3%
637	Monolithic Power Systems, Inc.	577,351

	Transaction & Payment Processing Services 6.9%
17,907	Paymentus Holdings, Inc., Class A*	565,682
10,174	Shift4 Payments, Inc., Class A*	640,657

		1,206,339

	Total Common Stocks (cost $14,787,472)	17,569,575

	Total Investments (cost $14,787,472) 99.9%	17,569,575
	Other Assets less Liabilities 0.1%	19,890

	NET ASSETS 100.0%	$17,589,465

	*Non-income producing. See Notes to Schedules of Investments.

At December 31, 2025, the Wasatch U.S. Select Fund’s investments were in the following countries:

Country	%
Israel	8.1
United States	91.9

TOTAL	100.0%

WASATCH-HOISINGTON U.S. TREASURY FUND (WHOSX)	DECEMBER 31, 2025 (UNAUDITED)

Schedule of Investments

Principal Amount		Value
	U.S. GOVERNMENT OBLIGATIONS 98.5%
$26,200,000	U.S. Treasury Bond, 1.25%, 5/15/50	$12,607,727
39,000,000	U.S. Treasury Bond, 1.375%, 8/15/50	19,276,054
31,000,000	U.S. Treasury Bond, 1.875%, 11/15/51	17,220,742
176,000,000	U.S. Treasury STRIPS Principal, 0.00%, 8/15/47	60,382,522
33,700,000	U.S. Treasury STRIPS Principal, 2.00%, 8/15/51	9,424,744
35,200,000	U.S. Treasury STRIPS Principal, 3.625%, 5/15/53	9,113,868

	Total U.S. Government Obligations (cost $154,220,060)	128,025,657

	Total Investments (cost $154,220,060) 98.5%	128,025,657
	Other Assets less Liabilities 1.5%	1,884,594

	NET ASSETS 100.0%	$129,910,251

	See Notes to Schedules of Investments.

WASATCH FUNDS – Notes to Schedule of Investments	DECEMBER 31, 2025 (UNAUDITED)

1. ORGANIZATION

Wasatch Funds Trust (the “Trust”) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and consists of 22 series or funds (each a “Fund” and collectively the “Funds”). The Core Growth Fund, Emerging Markets Small Cap Fund, Global Opportunities Fund, Global Select Fund, Global Small Cap Value Fund, Global Value Fund, International Growth Fund, International Opportunities Fund, International Small Cap Value Fund, Long/Short Alpha Fund, Micro Cap Fund, Micro Cap Value Fund, Small Cap Growth Fund, Small Cap Value Fund, Ultra Growth Fund and Wasatch-Hoisington U.S. Treasury Fund (“U.S. Treasury Fund”) (sub-advised) are each classified as a diversified fund. The Emerging India Fund, Emerging Markets Select Fund, Frontier Emerging Small Countries Fund, International Select Fund, International Value Fund, U.S. Select Fund, Global Small Cap Value and International Small Cap Value are each classified as a non-diversified fund. Each Fund maintains its own investment objective(s). The investment objective(s) adopted by each Fund are included in each Fund’s summary description in the Fund’s Statutory Prospectus and each Fund’s Summary Prospectus.

On November 9, 2011, the Trust redesignated the shares of the Funds into Investor Class shares effective January 31, 2012, and authorized and designated a new Institutional Class of shares in the Funds. Currently 21 funds offer Institutional Class shares: Core Growth Fund, Global Value Fund and Small Cap Value Fund, which commenced operations on January 31, 2012; Emerging Markets Select Fund, which commenced operations on December 13, 2012; Emerging India Fund, Emerging Markets Small Cap Fund, Frontier Emerging Small Countries Fund, Global Opportunities Fund, International Growth Fund, International Opportunities Fund and Small Cap Growth Fund, which commenced operations on February 1, 2016; Global Select Fund and International Select Fund, which commenced operations on October 1, 2019; Micro Cap Fund, Micro Cap Value Fund and Ultra Growth Fund, which commenced operations on January 31, 2020; Long/Short Alpha Fund, which commenced operations on October 1, 2021; U.S. Select Fund, which commenced operations on June 13, 2022; International Value Fund, which commenced operations on November 29, 2024; Global Small Cap Value and International Small Cap Value, which commenced operations on October 1, 2025. Each class of shares for each Fund has identical rights and privileges except with respect to purchase minimums, distribution and service charges, shareholder services, voting rights on matters affecting a single class of shares, and the exchange and conversion features. The Funds have entered into an investment advisory agreement with Wasatch Advisors LP, d/b/a Wasatch Global Investors, as investment advisor (the “Advisor” or “Wasatch”).

The Core Growth, Emerging India, Emerging Markets Select, Emerging Markets Small Cap, Frontier Emerging Small Countries, Global Opportunities, Global Select, Global Value, International Growth, International Opportunities, International Select, International Value, Long/Short Alpha, Micro Cap, Micro Cap Value, Small Cap Growth, Small Cap Value, Ultra Growth and U.S. Select Funds are referred to herein as the “Equity Funds.”

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant policies related to investments of the Funds held at December 31, 2025. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The Funds are investment companies and accordingly they follow the investment company accounting and reporting guidance in accordance with the Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

Valuation of Securities – All investments in securities are recorded at their estimated fair value as described in Note 8.

Foreign Currency Translations – Values of investments denominated in foreign currencies are converted into U.S. dollars using the current spot exchange rates each business day (generally 4:00 p.m. Eastern Time). Purchases and sales of investments and dividend income are translated into U.S. dollars using the current prevailing spot exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized gains or losses on securities is reflected as a component of such gains or losses. Transactions in foreign denominated assets may involve greater risks than domestic transactions.

WASATCH FUNDS – Notes to Schedule of Investments (continued)	DECEMBER 31, 2025 (UNAUDITED)

SIGNIFICANT ACCOUNTING POLICIES (continued)

Investment in Securities and Related Investment Income – Security transactions are accounted for on the trade date. Gains or losses on securities sold are determined on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date except that certain dividends from foreign securities may be recorded after the ex-dividend date based on when the Fund is informed of the dividend. Interest income and estimated expenses are accrued daily. Bond discount and premiums are amortized using the interest method. To the extent dividends received include return of capital or capital gain distributions, such distributions are recorded as a reduction to cost of the related security or as a realized gain or loss.

For financial reporting purposes, estimates on all real estate investment trust (REIT) rates are based on prior year average rates made public by the REITs. To obtain these rates Wasatch utilizes a service through Wall Street Concepts, which gathers and disseminates the information. Prior to filing tax returns, REIT rates are trued up for actual rates. The differences between the actual versus the trued-up rates are captured in the next fiscal year’s financial reporting process.

3. SECURITIES AND OTHER INVESTMENTS

Repurchase Agreements – The Funds may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase and the fund to resell the obligation at an agreed upon price and time. The market value of the collateral must be at least equal at all times to the total amount of the repurchase obligation, including interest. Generally, in the event of counterparty default, the fund has the right to use the collateral to offset losses incurred.

Short Sales – The Equity Funds (the Long/Short Alpha Fund in particular) may enter into short sales whereby a fund sells a security it generally does not own (the security is borrowed) in anticipation of a decline in the security’s price. The initial amount of a short sale is recorded as a liability which is marked-to-market daily. Fluctuations in the value of the short liability are recorded as unrealized gains or losses. If a Fund shorts a security when also holding a long position in the security (a “short against the box”), as the security’s price declines, the short position increases in value, offsetting the long position’s decrease in value. The opposite effect occurs if the security’s price rises. A Fund realizes a gain or loss upon closing of the short sale (returning the security to the counterparty by way of purchase or delivery of a long position owned). Possible losses from short sales may be unlimited, whereas losses from security purchases cannot exceed the total amount invested. The Funds are liable to the lender for any dividends payable on securities while those securities are in a short position. These dividends are an expense of the Funds. The Funds designate collateral consisting of cash, U.S. government securities or other liquid assets sufficient to collateralize the market value of short positions.

Participation Notes – Certain Funds may invest in Participation Notes (P-Notes). P-Notes are promissory notes designed to offer a return linked to the performance of a particular underlying equity security or market. P-Notes are issued by banks or broker-dealers and allow a fund to gain exposure to common stocks in markets in which the fund is currently not approved to directly invest, or in markets that prohibit direct investment by foreign purchasers. While the holder of a P-Note is entitled to receive from the bank or broker-dealer any dividends or other distributions paid on the underlying securities, the holder is not entitled to the same rights as an owner of the underlying securities, such as voting rights. Income received from P-Notes is recorded as dividend income in the Statements of Operations. P-Notes are considered general unsecured contractual obligations of the bank or broker-dealer. Risks associated with P-Notes include the possible failure of a counterparty (i.e., the issuing bank or broker-dealer) to perform in accordance with the terms of the agreement, inability to transfer or liquidate the notes, potential delays or an inability to redeem the notes before maturity under certain market conditions, and limited legal recourse against the issuer of the underlying common stock.

4. FINANCIAL DERIVATIVE INSTRUMENTS

Foreign Currency Contracts – The Funds may enter into foreign currency contracts to settle planned purchases or sales of securities or to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and a foreign currency involved in an underlying transaction. Foreign currency contracts are agreements between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in currency exchange rates. Foreign currency contracts are marked-to-market daily and the change in market value is recorded by a fund as unrealized appreciation or depreciation. When a foreign currency contract is closed, the fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. These contracts may involve market risk in excess of the

WASATCH FUNDS – Notes to Schedule of Investments (continued)	DECEMBER 31, 2025 (UNAUDITED)

FINANCIAL DERIVATIVE INSTRUMENTS (continued)

unrealized gain or loss reflected in the Schedule of Investments. In addition, a fund could be exposed to credit risk if a counterparty is unable or unwilling to meet the terms of the contracts or if the value of the currency changes unfavorably. In connection with these contracts, the Funds may segregate cash and/or securities in a sufficient amount as collateral in accordance with the terms of the respective contracts. None of the Funds entered into foreign currency contracts transactions during the period ended December 31, 2025.

5. FEDERAL INCOME TAX INFORMATION

As of December 31, 2025, the cost and unrealized appreciation (depreciation) of securities on a tax basis were as follows:

	Core Growth Fund	Emerging India Fund	Emerging Markets Select Fund	Emerging Markets Small Cap Fund	Frontier Emerging Small Countries Fund
Cost	$2,868,079,235	$273,710,391	$156,463,193	$84,013,986	$25,601,870

Gross appreciation	$805,116,458	$117,771,298	$80,850,327	$39,071,550	$5,040,946
Gross (depreciation)	(226,866,280)	(25,704,361)	(10,683,809)	(3,632,966)	(524,488)

Net appreciation	$578,250,178	$92,066,937	$70,166,518	$35,438,584	$4,516,458

	Global Opportunities Fund	Global Select Fund	Global Small Cap Value Fund	Global Value Fund	International Growth Fund
Cost	$119,916,251	$10,616,313	$5,805,586	$99,784,717	$135,164,634

Gross appreciation	$49,466,149	$2,478,166	$302,463	$45,255,607	$44,184,620
Gross (depreciation)	(9,012,508)	(608,368)	(342,621)	(2,433,742)	(4,687,549)

Net appreciation (depreciation)	$40,453,641	$1,869,798	$(40,158)	$42,821,865	$39,497,071

	International Opportunities Fund	International Select Fund	International Small Cap Value Fund	International Value Fund	Long/Short Alpha Fund
Cost	$26,211,252	$3,543,087	$2,960,944	$11,945,266	$22,734,315

Gross appreciation	$10,820,332	$799,424	$147,493	$2,296,721	$16,500,276
Gross (depreciation)	(1,221,814)	(143,922)	(231,049)	(59,564)	(8,844,068)

Net appreciation (depreciation)	$9,598,518	$655,502	$(83,556)	$2,237,157	$7,656,208

	Micro Cap Fund	Micro Cap Value Fund	Small Cap Growth Fund	Small Cap Value Fund	Ultra Growth Fund
Cost	$503,602,981	$243,861,997	$1,054,997,035	$1,181,373,405	$370,532,364

Gross appreciation	$129,196,659	$105,566,511	$420,068,466	$217,353,887	$146,359,161
Gross (depreciation)	(38,669,363)	(10,394,986)	(79,501,703)	(72,967,725)	(36,843,524)

Net appreciation	$90,527,296	$95,171,525	$340,566,763	$144,386,162	$109,515,637

	U.S. Select Fund	U.S. Treasury Fund
Cost	$14,908,465	$154,220,060

Gross appreciation	$3,491,025	$—
Gross (depreciation)	(829,915)	(26,194,403)

Net appreciation (depreciation)	$2,661,110	$(26,194,403)

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to the tax deferral of losses on wash sales.

WASATCH FUNDS – Notes to Schedule of Investments (continued)	DECEMBER 31, 2025 (UNAUDITED)

6. TRANSACTIONS WITH AFFILIATES

If a Fund’s holding represents ownership of 5% or more of the voting securities of a company, the company is deemed to be an affiliate as defined by the 1940 Act. The following Funds conducted transactions during the period ended December 31, 2025 with an “affiliated company” as so defined:

	Value, Beginning Of the Period	Purchases At Cost	Proceeds From Sales	Value, End Of the Period	Dividends Credited to Income for the Period ended 12/31/2025	Gain (Loss) Realized on Sale of Shares For the Period ended 12/31/2025	Change in Unrealized Appreciation For the Period ended 12/31/2025
Core Growth Fund
Common Stock
Arhaus, Inc.	$52,944,246	$—	$8,192,058	$46,717,171	$—	$(2,467,911)	$4,432,894

Micro Cap Fund
Common Stock
AOTI, Inc.	$4,125,109	$—	$—	$2,678,999	$—	$—	$(1,446,110)
Smith Douglas Homes Corp. *	8,440,208	1,422,041	2,018,703	7,173,049	—	(1,259,472)	588,975

	$12,565,317	$1,422,041	$2,018,703	$9,852,048	$—	$(1,259,472)	$(857,135)

Small Cap Growth Fund
Preferred Stock
Johnnie-O Holdings, Inc., Series A Pfd.	$13,263,149	$—	$—	$16,105,252	$—	$—	$2,842,103

Ultra Growth Fund
Preferred Stock
Johnnie-O Holdings, Inc., Series A Pfd.	$11,052,635	$—	$—	$13,421,056	$—	$—	$2,368,421

	Share Activity				Dividends Credited to Income for the Period ended 12/31//2025	Gain (Loss) Realized on Sale of Shares For the Period ended 12/31/2025	Change in Unrealized Appreciation For the Period ended 12/31/2025
	Balance 09/30/2025	Purchases/ Additions	Sales/ Reductions	Balance 12/31/2025
Core Growth Fund
Common Stock
Arhaus, Inc.	4,980,644	—	813,189	4,167,455	$—	$(2,467,911)	$4,432,894

Micro Cap Fund
AOTI, Inc.	7,217,000	—	—	7,217,000	$—	$—	$(1,446,110)
Smith Douglas Homes Corp. *	477,928	73,010	123,207	427,731	—	(1,259,472)	588,975

	7,694,928	73,010	123,207	7,644,731	$—	$(1,259,472)	$(857,135)

Small Cap Growth Fund
Preferred Stock
Johnnie-O Holdings, Inc., Series A Pfd.	611,205	—	—	611,205	$—	$—	$2,842,103

Ultra Growth Fund
Preferred Stock
Johnnie-O Holdings, Inc., Series A Pfd.	509,338	—	—	509,338	$—	$—	$2,368,421

*

This security was deemed to no longer meet the criteria of an affiliated company at the reporting date. For financial statement purposes, the total amount of the gain (loss) realized on sale of shares and the total change in unrealized appreciation for the year ended September 30, 2025 is included in the Statements of Operations even though the security was not deemed an affiliated company as of the end of the year.

WASATCH FUNDS – Notes to Schedule of Investments (continued)	DECEMBER 31, 2025 (UNAUDITED)

7. RESTRICTED SECURITIES

The Funds may own investments that were purchased through private placement transactions or under Rule 144A of the Securities Act of 1933 (the “Securities Act”) and cannot be sold without prior registration under the Securities Act or may be limited due to certain restrictions. These securities are generally deemed to be illiquid and are valued at fair value as determined by a designated Pricing Committee of the Advisor (“Pricing Committee”), comprised of personnel of the Advisor, with oversight by the Board of Trustees and in accordance with Board-approved Pricing Policies and Procedures. If and when such securities are registered, the costs of registering such securities are paid by the issuer. At December 31, 2025, the Funds held the following restricted securities:

	Security Type	Acquisition Date	Cost	Fair Value	Value as a Percent Of Net Assets
Long/Short Alpha Fund
Sangamo Therapeutics, Inc., expiring 9/26/2029	Warrants	3/22/2024	$36,977	$7,143	0.02%

Micro Cap Fund
BriaPro Therapeutics Corp.	Common Stocks	9/5/2023	$29	$6,100	0.00%
Johnnie-O Holdings, Inc., Series A Pfd.	Preferred Stock	3/16/2022	10,000,013	8,947,380	1.50%
IM Cannabis Corp., expiring 5/7/2026	Warrants	5/5/2021	616,971	0	0.00%
Sangamo Therapeutics, Inc., expiring 9/26/2029	Warrants	3/22/2024	322,404	62,278	0.01%
			$10,939,417	$9,015,758	1.51%

Small Cap Growth Fund
Johnnie-O Holdings, Inc., Series A Pfd.	Preferred Stock	3/16/2022	$17,999,987	$16,105,252	1.15%

Ultra Growth Fund
Johnnie-O Holdings, Inc., Series A Pfd.	Preferred Stock	3/16/2022	$15,000,004	$13,421,056	2.81%
Sangamo Therapeutics, Inc., expiring 9/26/2029	Warrants	3/22/2024	626,686	121,055	0.03%
C4 Therapeutics, Inc., Class A expiring 9/30/2027	Warrants	10/16/2025	338,866	267,300	0.06%
C4 Therapeutics, Inc., Class B expiring 9/30/2030	Warrants	10/16/2025	510,619	534,600	0.11%
			$16,476,175	$14,344,011	3.01%

8. FAIR VALUE MEASUREMENTS AND INVESTMENTS

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds use various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP established a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. The inputs may include quoted prices for the identical investment on an inactive market, prices for similar investments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, represent the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

WASATCH FUNDS – Notes to Schedule of Investments (continued)	DECEMBER 31, 2025 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether a security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated the Advisor as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. The Advisor may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments.

Equity Securities (common and preferred stock) – Securities are valued as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern Time) on the valuation date. Equity securities and listed warrants are valued using a commercial pricing service at the official close price or last quoted sales price taken from the primary market in which each security trades and, with respect to equity securities traded on the National Association of Securities Dealers Automated Quotations (“NASDAQ”) system, such securities are valued using the NASDAQ Official Closing Price (“NOCP”) or last sales price if no NOCP is available. If there are no official close or sales on the primary exchange or market on a day, then the security shall be valued at the mean of the last bid and ask price on the primary exchange or market as provided by a pricing service. If the mean cannot be calculated or there is no trade activity on a day, then the security shall be valued at the previous trading day’s price as provided by a pricing service. To the extent that these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Additionally, a Fund’s investments are valued at fair value by the Pricing Committee if the Advisor determines that an event impacting the value of an investment occurred between the closing time of a security’s primary market or exchange (for example, a foreign exchange or market) and the time the Fund’s share price is calculated. Significant events include, but are not limited to the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Pricing Committee determines the fair value of affected securities by considering factors including, but not limited to: index options and futures traded subsequent to the close; American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) or other related receipts; currency spot or forward markets that trade after pricing of the foreign exchange; other derivative securities traded after the close such as Standard & Poor’s Depositary Receipts (“SPDRs”) and other exchange-traded funds (“ETFs”); and alternative market quotes on the affected securities. When applicable, the Funds use a systematic fair valuation model provided by an independent third party to assist in adjusting the valuation of foreign securities. When a Fund uses this fair value pricing method, the values assigned to the Fund’s foreign securities may not be the quoted or published prices of the investments on their primary markets or exchanges, and the securities are categorized in Level 2 of the fair value hierarchy. These valuation procedures apply equally to long or short equity positions in a Fund.

Participation Notes – Investments are valued at the market price of the underlying security. Counterparty risk is regularly reviewed and considered for valuation. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy.

Corporate Debt Securities – Investments are valued at current market value by a pricing service, or by using the last sale or bid price based on observable inputs. Observable inputs may include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, and reference data (including market research publications). Although most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where observable inputs are not available, they are categorized as Level 3.

Short-Term Notes – Investments maturing in 60 days or less at the time of purchase, are generally valued at amortized cost, unless it is determined that the amortized cost method would not represent fair value, in which case the securities are marked-to-market. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy.

WASATCH FUNDS – Notes to Schedule of Investments (continued)	DECEMBER 31, 2025 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Asset-Backed Securities – Investments are priced using the closing bid as supplied by a pricing service based on observable inputs. Observable inputs may include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data (including market research publications), new issue data, monthly payment information and collateral performance. Although most asset-backed securities are categorized in Level 2 of the fair value hierarchy, in instances where observable inputs are not available, they are categorized as Level 3.

U.S. Government Issuers – Investments are priced using the closing bid as supplied by a pricing service based on observable inputs. Observable inputs may include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, and reference data (including market research publications). Although most U.S. government securities are categorized in Level 2 of the fair value hierarchy, in instances where observable inputs are not available, they are categorized as Level 3.

Derivative Instruments – Listed derivatives that are actively traded are valued based on quoted prices from the exchange and categorized in Level 1 of the fair value hierarchy. Exchange-traded options are valued at the last sale price in the market where they are principally traded. If there are no sales on the primary exchange or market on a given day, then the option is valued at the mean of the last bid price and ask price on the primary exchange or market as provided by a pricing service. Forward foreign currency contracts are valued at the market rate provided by the pricing service and categorized as Level 2.

Restricted Securities – If market quotations are not readily available for the Funds’ investments in securities such as restricted securities, private placements, securities for which trading has been halted or other illiquid securities, these investments are valued at fair value in accordance with Board-approved Pricing Policies and Procedures by the Pricing Committee with oversight by the Board of Trustees. Fair value is defined as the price that would be received upon the sale of an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date under current market conditions. For each applicable investment that is fair valued, the Pricing Committee considers, to the extent applicable, various factors including, but not limited to, the financial condition of the company or limited partnership, operating results, prices paid in follow-on rounds, comparable companies in the public market, the nature and duration of the restrictions for holding the securities, a stated NAV for the partnership, if applicable, and other relevant factors. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on days the NYSE is closed, which could result in differences between the value of a Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Funds’ assets and liabilities:

Fund	Category	Quoted Prices In Active Markets For Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/2025
	Core Growth Fund
	Assets
	Common Stocks	$3,446,329,413	$—	$—	$3,446,329,413

		$3,446,329,413	$—	$—	$3,446,329,413

	Emerging India Fund
	Assets
	Common Stocks
	Asset Management & Custody Banks	$10,542,700	$12,195,476	$—	$22,738,176
	Building Products	—	17,159,641	—	17,159,641
	Commodity Chemicals	—	3,775,018	—	3,775,018
	Computer & Electronics Retail	—	12,893,469	—	12,893,469

WASATCH FUNDS – Notes to Schedule of Investments (continued)	DECEMBER 31, 2025 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Fund	Category	Quoted Prices In Active Markets For Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/2025
	Construction Machinery & Heavy Transportation Equipment	—	4,082,421	—	4,082,421
	Consumer Finance	—	83,056,069	—	83,056,069
	Diversified Banks	—	29,748,137	—	29,748,137
	Electrical Components & Equipment	—	4,292,571	—	4,292,571
	Health Care Facilities	—	36,283,911	—	36,283,911
	Health Care Services	—	14,628,908	—	14,628,908
	Health Care Supplies	—	14,246,037	—	14,246,037
	Industrial Machinery & Supplies & Components	—	18,493,606	—	18,493,606
	Life Sciences Tools & Services	—	26,520,613	—	26,520,613
	Managed Health Care	—	14,511,381	—	14,511,381
	Regional Banks	—	33,674,962	—	33,674,962
	Other	29,672,408	—	—	29,672,408

		$40,215,108	$325,562,220	$—	$365,777,328

Emerging Markets Select Fund
Assets
Common Stocks
	Apparel Retail	$—	$3,230,721	$—	$3,230,721
	Asset Management & Custody Banks	—	5,770,549	—	5,770,549
	Construction & Engineering	—	3,725,255	—	3,725,255
	Consumer Finance	—	27,758,235	—	27,758,235
	Electrical Components & Equipment	—	17,906,797	—	17,906,797
	Electronic Equipment & Instruments	—	11,048,878	—	11,048,878
	Health Care Facilities	—	10,961,020	—	10,961,020
	Hotels, Resorts & Cruise Lines	5,844,973	8,372,857	—	14,217,830
	Industrial Machinery & Supplies & Components	—	2,797,472	—	2,797,472
	Interactive Media & Services	—	8,687,368	—	8,687,368
	IT Consulting & Other Services	7,983,275	2,177,858	—	10,161,133
	Life Sciences Tools & Services	—	12,466,700	—	12,466,700
	Regional Banks	—	7,320,268	—	7,320,268
	Semiconductors	—	20,283,770	—	20,283,770
	Technology Hardware, Storage & Peripherals	—	5,998,755	—	5,998,755
	Other	64,294,960	—	—	64,294,960

		$78,123,208	$148,506,503	$—	$226,629,711

Emerging Markets Small Cap Fund
Assets
Common Stocks
	Alternative Carriers	$—	$885,957	$—	$885,957
	Asset Management & Custody Banks	3,601,326	3,188,862	—	6,790,188
	Automotive Retail	—	1,870,275	—	1,870,275
	Building Products	—	2,087,851	—	2,087,851
	Commercial & Residential Mortgage Finance	—	3,155,835	—	3,155,835
	Communications Equipment	—	4,566,627	—	4,566,627
	Computer & Electronics Retail	—	1,076,414	—	1,076,414
	Construction & Engineering	—	3,514,505	—	3,514,505
	Consumer Finance	—	9,543,148	—	9,543,148
	Diversified Banks	4,648,532	3,908,887	—	8,557,419
	Diversified Support Services	—	1,826,941	—	1,826,941
	Electrical Components & Equipment	—	1,957,017	—	1,957,017
	Electronic Equipment & Instruments	—	8,462,272	—	8,462,272
	Health Care Services	—	5,160,366	—	5,160,366
	Human Resource & Employment Services	—	3,756,990	—	3,756,990
	Industrial Machinery & Supplies & Components	—	4,247,039	—	4,247,039
	Insurance Brokers	—	1,891,103	—	1,891,103
	IT Consulting & Other Services	1,456,770	1,323,859	—	2,780,629
	Managed Health Care	—	407,019	—	407,019
	Pharmaceuticals	—	760,843	—	760,843
	Regional Banks	—	8,213,232	—	8,213,232

WASATCH FUNDS – Notes to Schedule of Investments (continued)	DECEMBER 31, 2025 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Fund	Category	Quoted Prices In Active Markets For Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/2025
	Semiconductor Materials & Equipment	—	4,168,924	—	4,168,924
	Semiconductors	—	9,489,770	—	9,489,770
	Technology Hardware, Storage & Peripherals	—	3,212,562	—	3,212,562
	Other	21,069,644	—	—	21,069,644

		$30,776,272	$88,676,298	$—	$119,452,570

	Frontier Emerging Small Countries Fund
Assets
	Common Stocks
	Aerospace & Defense	$—	$500,703	$—	$500,703
	Asset Management & Custody Banks	—	515,137	—	515,137
	Automotive Retail	—	488,110	—	488,110
	Consumer Finance	—	5,167,041	—	5,167,041
	Diversified Banks	4,212,962	3,529,544	—	7,742,506
	Diversified Support Services	—	422,598	—	422,598
	Health Care Services	—	528,784	—	528,784
	Human Resource & Employment Services	—	501,583	—	501,583
	Insurance Brokers	—	881,947	—	881,947
	IT Consulting & Other Services	—	378,140	—	378,140
	Marine Ports & Services	—	1,064,130	—	1,064,130
	Other	11,927,649	—	—	11,927,649

		$16,140,611	$13,977,717	$—	$30,118,328

	Global Opportunities Fund
Assets
	Common Stocks
	Application Software	$7,705,910	$5,184,002	$—	$12,889,912
	Asset Management & Custody Banks	3,709,605	3,129,307	—	6,838,912
	Building Products	6,144,002	1,812,406	—	7,956,408
	Consumer Finance	—	5,899,199	—	5,899,199
	Diversified Support Services	—	2,986,720	—	2,986,720
	Drug Retail	—	3,382,922	—	3,382,922
	Electrical Components & Equipment	—	2,182,409	—	2,182,409
	Health Care Facilities	5,372,851	3,369,866	—	8,742,717
	Health Care Services	—	1,570,075	—	1,570,075
	Human Resource & Employment Services	1,747,345	707,343	—	2,454,688
	Interactive Media & Services	—	1,251,817	—	1,251,817
	IT Consulting & Other Services	—	1,356,628	—	1,356,628
	Life Sciences Tools & Services	2,132,585	3,312,669	—	5,445,254
	Regional Banks	2,884,626	6,484,187	—	9,368,813
	Research & Consulting Services	—	2,600,892	—	2,600,892
	Semiconductors	—	9,639,054	—	9,639,054
	Trading Companies & Distributors	2,422,817	9,153,289	—	11,576,106
	Other	64,227,366	—	—	64,227,366

		$96,347,107	$64,022,785	$—	$160,369,892

	Global Select Fund
Assets
	Common Stocks
	Consumer Finance	$—	$476,444	$—	$476,444
	Drug Retail	—	312,668	—	312,668
	Electrical Components & Equipment	—	444,348	—	444,348
	Electronic Equipment & Instruments	—	525,911	—	525,911
	Hotels, Resorts & Cruise Lines	—	295,195	—	295,195
	Interactive Media & Services	—	422,350	—	422,350
	Life Sciences Tools & Services	—	385,306	—	385,306
	Research & Consulting Services	484,831	369,732	—	854,563
	Semiconductor Materials & Equipment	—	424,382	—	424,382
	Semiconductors	464,963	506,154	—	971,117
	Trading Companies & Distributors	—	362,667	—	362,667
	Other	7,011,160	—	—	7,011,160

		$7,960,954	$4,525,157	$—	$12,486,111

WASATCH FUNDS – Notes to Schedule of Investments (continued)	DECEMBER 31, 2025 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Fund	Category	Quoted Prices In Active Markets For Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/2025
	Global Small Cap Value
Assets
	Common Stocks
	Advertising	$—	$68,249	$—	$68,249
	Aerospace & Defense	—	81,557	—	81,557
	Apparel, Accessories & Luxury Goods	—	57,668	—	57,668
	Asset Management & Custody Banks	340,333	148,848	—	489,181
	Broadline Retail	—	81,368	—	81,368
	Commodity Chemicals	—	68,126	—	68,126
	Communications Equipment	—	181,357	—	181,357
	Construction Machinery & Heavy Transportation Equipment	—	70,066	—	70,066
	Distributors	—	56,020	—	56,020
	Diversified Banks	—	107,999	—	107,999
	Electronic Equipment & Instruments	49,436	80,349	—	129,785
	Food Retail	—	70,720	—	70,720
	Health Care Equipment	86,931	53,478	—	140,409
	Health Care Facilities	57,596	89,932	—	147,528
	Health Care Supplies	—	185,512	—	185,512
	Heavy Electrical Equipment	—	89,927	—	89,927
	Human Resource & Employment Services	90,561	108,951	—	199,512
	Industrial Machinery & Supplies & Components	—	57,982	—	57,982
	Internet Services & Infrastructure	—	52,264	—	52,264
	Investment Banking & Brokerage	200,563	121,963	—	322,526
	IT Consulting & Other Services	88,943	251,364	—	340,307
	Oil & Gas Drilling	—	61,483	—	61,483
	Other Specialty Retail	—	71,217	—	71,217
	Pharmaceuticals	—	75,894	—	75,894
	Research & Consulting Services	83,617	206,158	—	289,775
	Semiconductors	—	251,323	—	251,323
	Specialty Chemicals	—	47,756	—	47,756
	Steel	—	117,108	—	117,108
	Trading Companies & Distributors	274,946	166,385	—	441,331
	Other	1,411,478	—	—	1,411,478

		$2,684,404	$3,081,024	$—	$5,765,428

	Global Value Fund
Assets
	Common Stocks
	Broadline Retail	$—	$2,313,480	$—	$2,313,480
	Diversified Banks	21,916,907	4,412,153	—	26,329,060
	Diversified Metals & Mining	—	3,902,223	—	3,902,223
	Food Retail	—	3,690,620	—	3,690,620
	Integrated Oil & Gas	6,720,373	5,085,443	—	11,805,816
	Integrated Telecommunication Services	6,365,410	3,557,001	—	9,922,411
	Multi-Line Insurance	—	4,174,347	—	4,174,347
	Paper Products	—	2,746,394	—	2,746,394
	Pharmaceuticals	6,001,550	8,345,318	—	14,346,868
	Reinsurance	—	3,619,475	—	3,619,475
	Technology Hardware, Storage & Peripherals	—	3,352,596	—	3,352,596
	Trading Companies & Distributors	—	1,180,172	—	1,180,172
	Other	55,223,120	—	—	55,223,120

		$96,227,360	$46,379,222	$—	$142,606,582

	International Growth Fund
Assets
	Common Stocks
	Aerospace & Defense	$—	$3,902,674	$—	$3,902,674
	Application Software	468,727	7,188,043	—	7,656,770
	Asset Management & Custody Banks	4,427,912	2,845,890	—	7,273,802
	Building Products	—	5,245,748	—	5,245,748
	Casinos & Gaming	—	3,560,013	—	3,560,013

WASATCH FUNDS – Notes to Schedule of Investments (continued)	DECEMBER 31, 2025 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Fund	Category	Quoted Prices In Active Markets For Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/2025
	Commercial & Residential Mortgage Finance	—	6,415,653	—	6,415,653
	Communications Equipment	—	2,315,211	—	2,315,211
	Consumer Finance	—	6,228,851	—	6,228,851
	Diversified Banks	3,756,962	2,276,158	—	6,033,120
	Diversified Real Estate Activities	—	2,222,311	—	2,222,311
	Diversified Support Services	—	3,863,187	—	3,863,187
	Drug Retail	—	6,480,825	—	6,480,825
	Electrical Components & Equipment	—	3,878,496	—	3,878,496
	Electronic Equipment & Instruments	—	9,079,055	—	9,079,055
	Health Care Facilities	—	2,345,918	—	2,345,918
	Health Care Services	—	1,680,792	—	1,680,792
	Health Care Supplies	—	2,719,778	—	2,719,778
	Health Care Technology	—	1,201,683	—	1,201,683
	Heavy Electrical Equipment	—	799,580	—	799,580
	Human Resource & Employment Services	—	4,449,533	—	4,449,533
	Industrial Machinery & Supplies & Components	—	6,357,048	—	6,357,048
	Interactive Media & Services	—	6,070,004	—	6,070,004
	Investment Banking & Brokerage	4,101,207	3,697,130	—	7,798,337
	IT Consulting & Other Services	—	1,608,617	—	1,608,617
	Other Specialty Retail	—	2,792,937	—	2,792,937
	Regional Banks	1,770,497	7,050,713	—	8,821,210
	Research & Consulting Services	—	3,565,268	—	3,565,268
	Semiconductor Materials & Equipment	1,894,536	2,988,277	—	4,882,813
	Semiconductors	—	3,762,153	—	3,762,153
	Specialty Chemicals	—	1,869,553	—	1,869,553
	Technology Hardware, Storage & Peripherals	—	1,498,407	—	1,498,407
	Trading Companies & Distributors	6,101,762	12,366,087	—	18,467,849
	Other	19,814,509	—	—	19,814,509

		$42,336,112	$132,325,593	$—	$174,661,705

International Opportunities Fund
Assets
Common Stocks
	Aerospace & Defense	$—	$297,466	$—	$297,466
	Alternative Carriers	—	899,866	—	899,866
	Application Software	—	3,859,001	—	3,859,001
	Building Products	—	581,935	—	581,935
	Commercial & Residential Mortgage Finance	—	1,345,292	—	1,345,292
	Communications Equipment	—	742,042	—	742,042
	Construction Machinery & Heavy Transportation Equipment	—	439,077	—	439,077
	Consumer Finance	—	520,353	—	520,353
	Data Processing & Outsourced Services	—	798,733	—	798,733
	Distributors	—	829,194	—	829,194
	Diversified Banks	—	466,053	—	466,053
	Diversified Support Services	590,669	1,821,721	—	2,412,390
	Drug Retail	—	834,345	—	834,345
	Electrical Components & Equipment	—	635,080	—	635,080
	Electronic Equipment & Instruments	451,131	1,352,838	—	1,803,969
	Food Retail	905,383	904,411	—	1,809,794
	Health Care Services	—	1,505,380	—	1,505,380
	Health Care Technology	—	551,036	—	551,036
	Hotels, Resorts & Cruise Lines	—	426,527	—	426,527
	Human Resource & Employment Services	—	1,082,208	—	1,082,208
	Industrial Machinery & Supplies & Components	—	1,005,688	—	1,005,688
	Interactive Media & Services	601,611	319,269	—	920,880
	IT Consulting & Other Services	686,385	348,366	—	1,034,751
	Pharmaceuticals	—	229,461	—	229,461
	Real Estate Services	—	1,176,459	—	1,176,459
	Research & Consulting Services	712,302	1,154,100	—	1,866,402
	Semiconductor Materials & Equipment	—	282,666	—	282,666

WASATCH FUNDS – Notes to Schedule of Investments (continued)	DECEMBER 31, 2025 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Fund	Category	Quoted Prices In Active Markets For Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/2025
	Semiconductors	—	1,990,888	—	1,990,888
	Other	5,462,834	—	—	5,462,834

		$9,410,315	$26,399,455	$—	$35,809,770

	International Select Fund
	Assets
	Common Stocks
	Aerospace & Defense	$—	$148,884	$—	$148,884
	Apparel, Accessories & Luxury Goods	—	47,174	—	47,174
	Automobile Manufacturers	—	64,661	—	64,661
	Automotive Retail	—	161,104	—	161,104
	Building Products	—	136,789	—	136,789
	Casinos & Gaming	—	172,653	—	172,653
	Construction & Engineering	138,398	147,544	—	285,942
	Diversified Banks	—	103,043	—	103,043
	Diversified Real Estate Activities	—	175,742	—	175,742
	Drug Retail	—	101,088	—	101,088
	Electrical Components & Equipment	—	170,420	—	170,420
	Electronic Equipment & Instruments	—	185,018	—	185,018
	Industrial Machinery & Supplies & Components	—	106,064	—	106,064
	Interactive Home Entertainment	—	128,278	—	128,278
	Interactive Media & Services	—	243,727	—	243,727
	Pharmaceuticals	—	112,543	—	112,543
	Research & Consulting Services	—	76,708	—	76,708
	Semiconductor Materials & Equipment	—	280,203	—	280,203
	Soft Drinks & Non-Alcoholic Beverages	—	185,775	—	185,775
	Trading Companies & Distributors	95,201	127,386	—	222,587
	Transaction & Payment Processing Services	—	112,880	—	112,880
	Other	977,306	—	—	977,306

		$1,210,905	$2,987,684	$—	$4,198,589

	International Small Cap Value
	Assets
	Common Stocks
	Advertising	$—	$53,683	$—	$53,683
	Aerospace & Defense	—	60,450	—	60,450
	Apparel, Accessories & Luxury Goods	—	45,654	—	45,654
	Asset Management & Custody Banks	153,018	103,757	—	256,775
	Broadline Retail	—	63,315	—	63,315
	Commodity Chemicals	—	41,852	—	41,852
	Communications Equipment	—	133,713	—	133,713
	Construction Machinery & Heavy Transportation Equipment	—	54,860	—	54,860
	Distributors	—	43,693	—	43,693
	Diversified Banks	—	78,573	—	78,573
	Electronic Equipment & Instruments	38,717	61,065	—	99,782
	Food Retail	—	38,307	—	38,307
	Health Care Equipment	—	38,938	—	38,938
	Health Care Facilities	45,052	61,564	—	106,616
	Health Care Supplies	—	123,156	—	123,156
	Heavy Electrical Equipment	—	65,920	—	65,920
	Human Resource & Employment Services	—	69,981	—	69,981
	Industrial Machinery & Supplies & Components	—	45,625	—	45,625
	Internet Services & Infrastructure	—	37,331	—	37,331
	Investment Banking & Brokerage	117,883	93,036	—	210,919
	IT Consulting & Other Services	—	185,802	—	185,802
	Oil & Gas Drilling	—	48,150	—	48,150
	Other Specialty Retail	—	55,777	—	55,777
	Packaged Foods & Meats	—	25,279	—	25,279
	Pharmaceuticals	—	51,574	—	51,574
	Research & Consulting Services	67,495	149,562	—	217,057
	Semiconductors	—	191,073	—	191,073

WASATCH FUNDS – Notes to Schedule of Investments (continued)	DECEMBER 31, 2025 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Fund	Category	Quoted Prices In Active Markets For Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/2025
	Specialty Chemicals	—	38,940	—	38,940
	Steel	—	78,789	—	78,789
	Trading Companies & Distributors	42,334	122,933	—	165,267
	Other	150,537	—	—	150,537

		$615,036	$2,262,352	$—	$2,877,388

	International Value Fund
	Assets
	Common Stocks
	Broadline Retail	$—	$207,479	$—	$207,479
	Construction & Engineering	—	208,825	—	208,825
	Diversified Banks	1,064,948	2,223,771	—	3,288,719
	Diversified Metals & Mining	—	397,929	—	397,929
	Electronic Manufacturing Services	—	379,996	—	379,996
	Food Retail	—	255,596	—	255,596
	Gas Utilities	—	167,283	—	167,283
	Health Care Distributors	—	311,569	—	311,569
	Industrial Machinery & Supplies & Components	—	300,529	—	300,529
	Integrated Oil & Gas	293,959	1,012,038	—	1,305,997
	Integrated Telecommunication Services	283,278	579,452	—	862,730
	Multi-Line Insurance	—	479,810	—	479,810
	Multi-Utilities	—	916,442	—	916,442
	Paper Products	—	335,985	—	335,985
	Pharmaceuticals	—	1,183,788	—	1,183,788
	Real Estate Development	—	419,755	—	419,755
	Real Estate Operating Companies	—	308,227	—	308,227
	Regional Banks	—	330,719	—	330,719
	Reinsurance	—	510,017	—	510,017
	Soft Drinks & Non-Alcoholic Beverages	—	460,125	—	460,125
	Specialty Chemicals	—	219,397	—	219,397
	Technology Hardware, Storage & Peripherals	—	318,497	—	318,497
	Tobacco	—	663,512	—	663,512
	Other	349,497	—	—	349,497

		$1,991,682	$12,190,741	$—	$14,182,423

	Long/Short Alpha Fund
	Assets
	Common Stocks	$50,543,781	$—	$—	$50,543,781
	Warrants	—	—	7,143	7,143

		$50,543,781	$—	$7,143	$50,550,924

	Other Financial Instruments
	Securities Sold Short	$(20,160,401)	$—	$—	$(20,160,401)

	Micro Cap Fund
	Assets
	Common Stocks
	Aerospace & Defense	$15,987,699	$17,785,458	$—	$33,773,157
	Biotechnology	—	—	6,100	6,100
	Electronic Equipment & Instruments	31,168,411	11,633,052	—	42,801,463
	Health Care Equipment	12,747,811	2,678,999	—	15,426,810
	Other	493,113,089	—	—	493,113,089
	Preferred Stocks	—	—	8,947,380	8,947,380
	Warrants	—	—	62,278	62,278

		$553,017,010	$32,097,509	$9,015,758	$594,130,277

	Micro Cap Value Fund
	Assets
	Common Stocks
	Aerospace & Defense	$18,512,032	$3,753,463	$—	$22,265,495
	Health Care Equipment	9,159,458	1,503,226	—	10,662,684
	Packaged Foods & Meats	13,790,142	4,435,659	—	18,225,801
	Other	287,879,542	—	—	287,879,542

		$329,341,174	$9,692,348	$—	$339,033,522

WASATCH FUNDS – Notes to Schedule of Investments (continued)	DECEMBER 31, 2025 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Fund	Category	Quoted Prices In Active Markets For Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/2025
	Small Cap Growth Fund
	Assets
	Common Stocks	$1,379,458,546	$—	$—	$1,379,458,546
	Preferred Stocks	—	—	16,105,252	16,105,252

		$1,379,458,546	$—	$16,105,252	$1,395,563,798

	Small Cap Value Fund
	Assets
	Common Stocks	$1,325,759,567	$—	$—	$1,325,759,567

		$1,325,759,567	$—	$—	$1,325,759,567

	Ultra Growth Fund
	Assets
	Common Stocks
	Semiconductor Materials & Equipment	$53,331,442	$8,118,682	$—	$61,450,124
	Other	404,253,866	—	—	404,253,866
	Preferred Stocks	—	—	13,421,056	13,421,056
	Warrants	—	—	922,955	922,955

		$457,585,308	$8,118,682	$14,344,011	$480,048,001

	U.S. Select Fund
	Assets
	Common Stocks	$17,569,575	$—	$—	$17,569,575

		$17,569,575	$—	$—	$17,569,575

	U.S. Treasury Fund
	Assets
	U.S Government Obligations	$—	$128,025,657	$—	$128,025,657

		$—	$128,025,657	$—	$128,025,657

If the securities of an Asset Class are all the same level, the asset class is shown in total. If the securities of an Asset Class cross levels, the level with the smallest number of categories and with multiple levels within a category is displayed by category. The remaining categories that do not cross levels are combined into the “Other” category.

The valuation techniques used by the Funds to measure fair value for the period ended December 31, 2025 maximized the use of observable inputs and minimized the use of unobservable inputs.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Funds during the period ended December 31, 2025:

Fund	Market Value Beginning Balance 9/30/2025	Purchases At Cost	Sales (Proceeds)	Accrued Discounts (Premiums)	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers In at Market Value	Transfers Out at Market Value	Market Value Ending Balance 12/31/2025	Net Change in Unrealized Appreciation (Depreciation) On Investments Held at 12/31/2025
Long/Short Alpha Fund
Warrants	$26,786	$—	$—	$—	$—	$(19,643)	$—	$—	$7,143	$(19,643)

	$26,786	$—	$—	$—	$—	$(19,643)	$—	$—	$7,143	$(19,643)

Micro Cap Fund
Common Stocks	$4,880,240	$—	$(3,700,005)	$—	$—	$(1,174,135)	$—	$—	$6,100	$—
Preferred Stocks	7,368,430	—	—	—	—	1,578,950	—	—	8,947,380	1,578,950
Warrants	233,542	—	—	—	—	(171,264)	—	—	62,278	(171,264)

	$12,482,212	$—	$(3,700,005)	$—	$—	$233,551	$—	$—	$9,015,758	$1,407,686

Micro Cap Value Fund
Common Stocks	$3,293,330	$—	$(2,499,998)	$—	$—	$(793,332)	$—	$—	$—	$—

	$3,293,330	$—	$(2,499,998)	$—	$—	$(793,332)	$—	$—	$—	$—

Small Cap Growth Fund
Preferred Stocks	$13,263,149	$—	$—	$—	$—	$2,842,103	$—	$—	$16,105,252	$2,842,103

	$13,263,149	$—	$—	$—	$—	$2,842,103	$—	$—	$16,105,252	$2,842,103

Ultra Growth Fund
Preferred Stocks	$11,052,635	$—	$—	$—	$—	$2,368,421	$—	$—	$13,421,056	$2,368,421
Warrants	453,958	849,485	—	—	—	(380,488)	—	—	922,955	(380,488)

	$11,506,593	$849,485	$—	$—	$—	$1,987,933	$—	$—	$14,344,011	$1,987,933

WASATCH FUNDS – Notes to Schedule of Investments (continued)	DECEMBER 31, 2025 (UNAUDITED)

QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS

Fund	Description	Fair Value at 12/31/2025	Valuation Technique	Unobservable Input	Range (Average)
Long/Short Alpha Fund	Warrant: Biotechnology	$7,143	Black Scholes	Volatility	40%

Micro Cap Fund	Direct Venture Capital Investments: Textiles	$8,947,380	Market comparable companies	EV/R* multiple Discount for lack of marketability	0.6 - 5.4 (2.5) 46%

Micro Cap Fund	Warrant: Biotechnology	$62,278	Black Scholes	Volatility	40%

Small Cap Growth Fund	Direct Venture Capital Investments: Textiles	$16,105,252	Market comparable companies	EV/R* multiple Discount for lack of marketability	0.6 - 5.4 (2.5) 46%

Ultra Growth Fund	Direct Venture Capital Investments: Textiles	$13,421,056	Market comparable companies	EV/R* multiple Discount for lack of marketability	0.6 - 5.4 (2.5) 46%

Ultra Growth Fund	Warrant: Biotechnology	$267,300	Black Scholes	Volatility	40%

Ultra Growth Fund	Warrant: Biotechnology	$121,055	Black Scholes	Volatility	40%

Ultra Growth Fund	Warrant: Biotechnology	$534,600	Black Scholes	Volatility	40%

*	Enterprise-Value-To-Revenue Multiple (“EV/R”) is a measure of the value of a stock that compares a company’s enterprise value to its revenue.

Changes in EV/R multiples may change the fair value of an investment. Generally, a decrease in this multiple will result in a decrease in the fair value of an investment.

The Funds’ other Level 3 investments have been valued using observable inputs, unadjusted third-party transactions and quotations or unadjusted historical third-party information. No unobservable inputs internally developed by the Funds have been applied to these investments, thus they have been excluded from the above table.

Additional information about the Funds’ fair valuation practices is available in the Funds’ most recent Prospectus, Statement of Additional Information and Report to Shareholders. This information is available on the Funds’ website at wasatchglobal.com and on the Securities and Exchange Commission’s website at www.sec.gov.